SPARTAN(REGISTERED TRADEMARK)
MASSACHUSETTS MUNICIPAL
FUNDS
AND
FIDELITY
MASSACHUSETTS MUNICIPAL
MONEY MARKET FUND

SEMIANNUAL REPORT
JULY 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE          3   NED JOHNSON ON INVESTING
                                 STRATEGIES

SPARTAN MASSACHUSETTS
MUNICIPAL INCOME FUND

                             4   PERFORMANCE

                             7   FUND TALK: THE MANAGER'S
                                 OVERVIEW

                             10  INVESTMENT CHANGES

                             11  INVESTMENTS

                             26  FINANCIAL STATEMENTS

SPARTAN MASSACHUSETTS
MUNICIPAL MONEY MARKET FUND

                             30  PERFORMANCE

                             32  FUND TALK: THE MANAGER'S
                                 OVERVIEW

                             34  INVESTMENT CHANGES

                             35  INVESTMENTS

                             43  FINANCIAL STATEMENTS

FIDELITY MASSACHUSETTS
MUNICIPAL MONEY MARKET FUND

                             47  PERFORMANCE

                             49  FUND TALK: THE MANAGER'S
                                 OVERVIEW

                             51  INVESTMENT CHANGES

                             52  INVESTMENTS

                             62  FINANCIAL STATEMENTS

NOTES                        66  NOTES TO THE FINANCIAL
                                 STATEMENTS

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This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

In July, the steadily growing U.S. economy again sparked fears of inflation and posed the threat of another Federal Reserve Board interest-rate hike at its August policy meeting. Despite rising profits and continued productivity gains at many U.S. corporations, stock and bond markets sold off sharply toward the month's end. Renewed jitters about inflation were sparked by a government report that showed a larger-than-expected increase in the employment-cost index.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MA MUNICIPAL INCOME   -1.77%         2.44%        35.33%        98.74%

LB Massachusetts Enhanced     -1.80%         2.85%        38.30%        n/a
Municipal Bond

Massachusetts Municipal Debt  -2.50%         1.28%        32.68%        91.44%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Massachusetts Enhanced Municipal Bond Index - a market value-weighted index of Massachusetts investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 58 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MA MUNICIPAL INCOME     2.44%        6.24%         7.11%

LB Massachusetts Enhanced       2.85%        6.70%         n/a
Municipal Bond

Massachusetts Municipal Debt    1.28%        5.81%         6.71%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan MA Muni Income      LB Municipal Bond
             00070                       LB015
  1989/07/31      10000.00                    10000.00
  1989/08/31       9961.21                     9902.10
  1989/09/30       9923.11                     9872.59
  1989/10/31      10017.11                     9993.33
  1989/11/30      10159.00                    10168.22
  1989/12/31      10222.69                    10251.39
  1990/01/31      10172.59                    10202.90
  1990/02/28      10298.55                    10293.71
  1990/03/31      10316.22                    10296.80
  1990/04/30      10180.77                    10222.25
  1990/05/31      10402.25                    10445.40
  1990/06/30      10511.25                    10537.22
  1990/07/31      10659.81                    10692.11
  1990/08/31      10531.94                    10536.86
  1990/09/30      10567.21                    10542.87
  1990/10/31      10603.29                    10734.12
  1990/11/30      10930.96                    10949.98
  1990/12/31      10977.57                    10997.61
  1991/01/31      11113.21                    11145.20
  1991/02/28      11198.45                    11242.16
  1991/03/31      11254.24                    11246.21
  1991/04/30      11410.23                    11395.79
  1991/05/31      11525.17                    11497.09
  1991/06/30      11547.93                    11485.71
  1991/07/31      11715.27                    11625.61
  1991/08/31      11822.00                    11778.72
  1991/09/30      11930.67                    11932.08
  1991/10/31      12037.02                    12039.46
  1991/11/30      12068.89                    12073.05
  1991/12/31      12218.64                    12332.14
  1992/01/31      12324.94                    12360.26
  1992/02/29      12364.21                    12364.22
  1992/03/31      12376.41                    12368.79
  1992/04/30      12486.32                    12478.87
  1992/05/31      12622.60                    12625.75
  1992/06/30      12832.51                    12837.61
  1992/07/31      13177.55                    13222.48
  1992/08/31      13011.76                    13093.56
  1992/09/30      13122.54                    13179.19
  1992/10/31      12900.85                    13049.64
  1992/11/30      13227.38                    13283.36
  1992/12/31      13353.58                    13418.98
  1993/01/31      13549.92                    13575.05
  1993/02/28      14016.09                    14066.06
  1993/03/31      13889.30                    13917.38
  1993/04/30      14016.93                    14057.80
  1993/05/31      14112.01                    14136.81
  1993/06/30      14334.33                    14372.75
  1993/07/31      14324.33                    14391.58
  1993/08/31      14623.23                    14691.21
  1993/09/30      14873.00                    14858.55
  1993/10/31      14909.56                    14887.22
  1993/11/30      14787.06                    14756.07
  1993/12/31      15078.99                    15067.57
  1994/01/31      15253.25                    15239.64
  1994/02/28      14934.07                    14844.93
  1994/03/31      14291.41                    14240.45
  1994/04/30      14339.57                    14361.21
  1994/05/31      14480.74                    14485.72
  1994/06/30      14413.31                    14397.21
  1994/07/31      14685.70                    14661.11
  1994/08/31      14750.34                    14711.84
  1994/09/30      14510.27                    14495.87
  1994/10/31      14218.15                    14238.42
  1994/11/30      13816.90                    13980.99
  1994/12/31      14163.16                    14288.71
  1995/01/31      14675.08                    14697.08
  1995/02/28      15086.18                    15124.47
  1995/03/31      15288.34                    15298.25
  1995/04/30      15295.76                    15316.31
  1995/05/31      15774.41                    15805.05
  1995/06/30      15531.09                    15667.55
  1995/07/31      15636.22                    15816.07
  1995/08/31      15826.16                    16016.62
  1995/09/30      15957.57                    16118.01
  1995/10/31      16217.82                    16352.36
  1995/11/30      16502.85                    16623.65
  1995/12/31      16722.63                    16783.40
  1996/01/31      16841.02                    16910.12
  1996/02/29      16665.74                    16795.97
  1996/03/31      16438.06                    16581.32
  1996/04/30      16365.80                    16534.40
  1996/05/31      16368.46                    16527.78
  1996/06/30      16529.24                    16707.77
  1996/07/31      16706.93                    16859.81
  1996/08/31      16678.64                    16855.76
  1996/09/30      16900.79                    17091.74
  1996/10/31      17095.27                    17285.05
  1996/11/30      17408.48                    17601.37
  1996/12/31      17324.18                    17527.44
  1997/01/31      17356.63                    17560.57
  1997/02/28      17518.20                    17721.78
  1997/03/31      17276.36                    17485.54
  1997/04/30      17428.60                    17631.90
  1997/05/31      17691.75                    17897.08
  1997/06/30      17876.00                    18087.69
  1997/07/31      18388.63                    18588.72
  1997/08/31      18217.37                    18414.54
  1997/09/30      18433.89                    18633.12
  1997/10/31      18544.09                    18752.93
  1997/11/30      18667.11                    18863.20
  1997/12/31      18938.59                    19138.41
  1998/01/31      19128.80                    19335.92
  1998/02/28      19104.65                    19341.72
  1998/03/31      19119.98                    19358.74
  1998/04/30      19035.94                    19271.43
  1998/05/31      19326.07                    19576.50
  1998/06/30      19370.73                    19653.63
  1998/07/31      19400.78                    19702.96
  1998/08/31      19692.39                    20007.37
  1998/09/30      19932.73                    20256.67
  1998/10/31      19879.49                    20256.26
  1998/11/30      19971.49                    20327.36
  1998/12/31      20000.55                    20378.58
  1999/01/31      20231.46                    20620.89
  1999/02/28      20118.79                    20530.77
  1999/03/31      20151.97                    20559.31
  1999/04/30      20213.14                    20610.50
  1999/05/31      20089.92                    20491.17
  1999/06/30      19792.78                    20196.10
  1999/07/30      19874.15                    20269.61
IMATRL PRASUN   SHR__CHT 19990731 19990812 115645 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Massachusetts Municipal Income Fund on July 31, 1989. As the chart shows, by July 31, 1999, the value of the investment would have grown to $19,874 - a 98.74% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,270 - a 102.70% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return, and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED JULY 31,  YEARS ENDED JANUARY 31,

                  1999                       1999                      1998    1997    1996    1995

Dividend returns  2.29%                      4.92%                     5.47%   5.33%   6.41%   5.85%

Capital returns   -4.06%                     0.84%                      4.74%  -2.27%   8.35%  -9.64%

Total returns     -1.77%                     5.76%                     10.21%  3.06%   14.76%  -3.79%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JULY 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share           4.74(cents)   27.77(cents)   56.06(cents)

Annualized dividend rate      4.82%         4.75%          4.71%

30-day annualized yield       4.58%         -              -

30-day annualized             7.61%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.58 over the past one month, $11.79 over the past six months and $11.89 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.81% combined 1999 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Municipal bonds outperformed their
Treasury and spread-sector
counterparts - corporates,
mortgages and the like - on an
absolute basis during the six-month
period ending July 31, 1999.
Unfortunately, the muni market's
overall performance was also in
negative territory. For the period,
the Lehman Brothers Municipal
Bond Index - an index of
approximately 50,000
investment-grade, fixed-rate,
tax-exempt bonds - declined
1.70%. In comparison, the market
proxy for U.S. government bonds, the
Lehman Brothers Long-Term
Government Bond Index, fell
7.96%. The overall taxable-bond
market, as measured by the
Lehman Brothers Aggregate Bond
Index, dropped 2.49% over the
past six months. While the supply of
municipals was relatively light
during the period - particularly
compared to 1998's near-record
levels of issuance - demand was
similarly muted, especially among
institutional investors. Tighter Federal
Reserve Board monetary policy and
Y2K concerns also contributed to
the downward pressure on muni
bond prices. Municipals did receive
a lift on the last day of June, as the
Fed shifted its monetary policy
stance from a tightening bias to a
neutral stance. However, that good
news was effectively counterbalanced
by a stronger-than-expected 1.1%
increase in the employment cost index
for the month of July, a potential
harbinger of inflation and another
Fed rate hike.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Spartan Massachusetts Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. For the six-month period that ended July 31, 1999, the fund had a total return of -1.77%. To get a sense of how the fund did relative to its competitors, the Massachusetts municipal debt funds average returned -2.50% during the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Massachusetts Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned -1.80%. For the 12 months that ended July 31, 1999, the fund had a total return of 2.44%. That return compared to the Massachusetts municipal debt funds average's 1.28% return and the Lehman Brothers index's 2.85% return for the same 12-month period.

Q. WHAT HELPED THE FUND BEAT ITS PEERS DURING THE PAST SIX MONTHS?

A. A key factor was the duration management policy of the fund. Duration measures a fund's interest-rate sensitivity. In keeping with Fidelity's investment approach, I managed the fund's duration to be in line with the Massachusetts municipal market as a whole, as reflected by the Lehman Brothers Massachusetts Enhanced Municipal Bond Index. As a rule, I don't lengthen or shorten duration based on where I think interest rates will be at some point down the road, because I don't believe that anyone can do so with any accuracy over time. But other funds in the peer group do actively manage duration, and some increased their interest-rate sensitivity, which likely caused their returns to suffer when interest rates rose.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Yes, intermediate-term bonds, those with maturities of between five and 15 years, were the main disappointment during the period. They suffered primarily from reduced demand and increased supply at the hands of relatively heavy selling from some specific types of institutional investors. In contrast, strong demand from individual investors helped to support the performance of some shorter- and longer-term securities. However, I continued to emphasize intermediate-maturity bonds because, based on Fidelity's quantitative models, they offered the most attractive value for their given interest-rate sensitivity and their total return potential.

Q. WHERE DID YOU FIND OPPORTUNITIES DURING THE PERIOD?

A. I found some attractive opportunities in the education sector and bought bonds backed by colleges and universities. Education bonds offer diversification from the economically sensitive areas of the market - such as general obligation bonds. In addition, demographic trends support a growing number of students seeking to obtain advanced degrees over the next several years. I also continued to emphasize premium coupon bonds, which pay interest rates above prevailing market rates and trade at prices above face - or par - value. An appealing aspect of premiums has been that they are insulated from unfavorable tax treatment that can affect lower coupon bonds during certain market environments.

Q. CHRISTINE, WHAT'S YOUR OUTLOOK?

A. Although I don't believe that anyone can accurately predict the movement of interest rates, the decline in bond prices that we have seen recently already reflects the anticipation of higher short-term interest rates. Combining that with the fact that municipals recently lagged taxable Treasury securities, I believe conditions support the idea that municipals can do well relative to their Treasury counterparts.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide high current
income exempt from federal
income tax and Massachusetts
personal income tax by
investing in investment-grade
municipal securities under
normal conditions

FUND NUMBER: 070

TRADING SYMBOL: FDMMX

START DATE: November 10,
1983

SIZE: as of July 31, 1999,
more than $1.3 billion

MANAGER: Christine Thompson,
since 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1985

CHRISTINE THOMPSON ON Y2K
AND ITS POTENTIAL EFFECTS ON
MUNICIPAL BOND ISSUERS:

"Y2K may pose a number of
challenges for municipal bond
issuers. My primary focus with
regard to Y2K-related issues is
how they will impact the credit
quality of various issuers.
Fidelity's research team asks
issuers a number of things,
including how vulnerable they
believe they are to potential
problems, what their short-term
contingency plans are in the event
of any problems and what
long-term solutions they've
developed. What we've found so
far is that there are varying degrees
of sophistication among issuers,
with some much more poised to
deal with potential problems
than others. That's why we
carefully consider Y2K-related
issues as one of the many factors
in our routine security selection
process."

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

INVESTMENT CHANGES





TOP FIVE SECTORS AS OF JULY
31, 1999

                              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                       THESE SECTORS  6 MONTHS AGO

General Obligations            23.8                     24.6

Health Care                    17.1                     18.9

Education                      14.8                     11.5

Water & Sewer                  11.7                     11.0

Escrowed/Pre-Refunded          8.0                      8.0

AVERAGE YEARS TO MATURITY AS
OF JULY 31, 1999

                                                        6 MONTHS AGO

Years                          13.6                     13.7


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF JULY 31, 1999

                                     6 MONTHS AGO

Years                          6.5   6.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION

AS OF JULY 31, 1999

Aaa         47.1%
Aa, A       41.1%
Baa          7.9%
Not Rated    3.6%
Short-term
Investments  0.3%

Row: 1, Col: 1, Value: 47.1
Row: 1, Col: 2, Value: 41.1
Row: 1, Col: 3, Value: 3.6
Row: 1, Col: 4, Value: 3.6
Row: 1, Col: 5, Value: 0.3

AS OF JANUARY 31, 1999

Aaa        46.8%
Aa, A      41.7%
Baa         7.0%
Not Rated   2.7%
Short-term
Investments 1.8%

Row: 1, Col: 1, Value: 46.8
Row: 1, Col: 2, Value: 41.7
Row: 1, Col: 3, Value: 7.0
Row: 1, Col: 4, Value: 2.7
Row: 1, Col: 5, Value: 1.8

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P(registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

INVESTMENTS JULY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 99.7%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

GUAM - 0.2%

Guam Pwr. Auth. Series A,         Baa3      $ 2,950,000                       $ 2,956,462
4.25% 10/1/00

MASSACHUSETTS - 97.7%

Attleboro Gen. Oblig.:

6% 10/1/03 (MBIA Insured)         Aaa        1,085,000                         1,155,254

6% 10/1/04 (MBIA Insured)         Aaa        1,085,000                         1,165,496

6% 10/1/05 (MBIA Insured)         Aaa        1,085,000                         1,173,286

6% 10/1/06 (MBIA Insured)         Aaa        1,085,000                         1,178,766

6% 10/1/07 (MBIA Insured)         Aaa        1,085,000                         1,182,075

Barnstable Gen. Oblig.:

5% 3/15/11                        Aa3        2,140,000                         2,111,238

5% 3/15/14                        Aa3        2,370,000                         2,295,203

Barnstable Ind. Dev. Fing.        A          2,920,000                         3,021,850
Auth. Ind. Dev. Rev.
(Whitehall Pavilion) 10.125%
2/15/26 (Fed. Hsg.
Administration Insured)

Boston Economic Dev. & Ind.       -          3,920,000                         3,965,746
Corp. (Boston Army Base 1983
Proj.) 6.25% 8/1/03

Boston Gen. Oblig.:

Rfdg. Series B, 4.5% 4/1/01       Aaa        6,000,000                         6,038,760
(FGIC Insured)

Series A, 4.3% 7/1/01 (AMBAC      Aaa        3,000,000                         3,014,610
Insured)

Boston Hsg. Dev. Corp. Mtg.       Aaa        2,855,000                         2,878,754
Rev. Rfdg. Series A, 5.15%
7/1/08 (MBIA Insured)

Boston Wtr. & Swr. Commission
Rev.:

Senior Series A, 5.25% 11/1/19    A1         10,100,000                        9,907,595

Senior Series C, 5.2% 11/1/21     Aaa        4,000,000                         3,826,880
(FGIC Insured)

Brockton Gen. Oblig.:

5% 4/1/09 (MBIA Insured)          Aaa        1,200,000                         1,202,988

5% 4/1/13 (MBIA Insured)          Aaa        1,165,000                         1,135,316

5.1% 4/1/12 (MBIA Insured)        Aaa        1,850,000                         1,840,732

6% 4/1/06 (MBIA Insured)          Aaa        1,380,000                         1,492,015

Brockton Hsg. Dev. Corp.          AAA        8,015,000                         8,346,741
Multi-family Rev. Rfdg.
(Douglas House Proj.) Series
1992 A, 7.375% 9/1/24, LOC
Fannie Mae

Chelsea Gen. Oblig.:

(School Proj. Ln. Act 1948):

6% 6/15/14 (AMBAC Insured)        Aaa        1,830,000                         1,986,465
(Pre-Refunded to 6/15/04 @
102) (d)

6.5% 6/15/12 (AMBAC Insured)      Aaa        2,500,000                         2,767,925
(Pre-Refunded to 6/15/04 @
102) (d)

Rfdg.:

5% 6/15/13 (AMBAC Insured)        Aaa        2,640,000                         2,572,099

5.125% 6/15/16 (AMBAC Insured)    Aaa        1,750,000                         1,696,748

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Fitchburg Gen. Oblig.:

5.125% 2/15/11 (MBIA Insured)     Aaa       $ 2,020,000                       $ 2,009,617

5.125% 2/15/12 (MBIA Insured)     Aaa        2,125,000                         2,119,390

5.125% 2/15/13 (MBIA Insured)     Aaa        2,235,000                         2,216,025

5.125% 2/15/14 (MBIA Insured)     Aaa        2,355,000                         2,329,425

Granville Gen. Oblig.:

7.3% 7/15/05 (MBIA Insured)       Aaa        145,000                           165,793

7.3% 7/15/06 (MBIA Insured)       Aaa        145,000                           167,869

7.3% 7/15/07 (MBIA Insured)       Aaa        140,000                           163,729

7.3% 7/15/08 (MBIA Insured)       Aaa        140,000                           164,924

Haverhill Gen. Oblig. Rfdg.
Series A:

6.4% 9/1/03 (AMBAC Insured)       Aaa        1,600,000                         1,691,968

6.5% 9/1/04 (AMBAC Insured)       Aaa        1,595,000                         1,688,180

Holyoke Gen. Oblig.:

(Muni. Purp. Ln.) Series A:

5.5% 6/15/04 (FSA Insured)        Aaa        1,255,000                         1,316,018

5.5% 6/15/16 (FSA Insured)        Aaa        2,100,000                         2,125,137

6% 6/15/05 (FSA Insured)          Aaa        1,350,000                         1,455,192

6% 6/15/06 (FSA Insured)          Aaa        1,300,000                         1,408,355

(School Proj. Ln. Act):

7.35% 8/1/02 (Pre-Refunded to     Baa2       1,625,000                         1,727,781
 8/1/01 @ 102) (d)

7.65% 8/1/09 (Pre-Refunded to     Baa2       2,205,000                         2,394,365
 8/1/01 @ 102) (d)

Rfdg. Series B:

5.5% 6/15/04 (FSA Insured)        Aaa        2,015,000                         2,112,969

6% 6/15/06 (FSA Insured)          Aaa        1,400,000                         1,516,690

Lowell Gen. Oblig.:

Rfdg. Series A, 5.5% 1/15/10      Aaa        2,000,000                         2,060,860
(FSA Insured)

5.8% 4/1/08 (FSA Insured)         Aaa        1,195,000                         1,268,457

6.25% 8/1/04 (AMBAC Insured)      Aaa        2,035,000                         2,204,271

6.25% 8/1/05 (AMBAC Insured)      Aaa        2,120,000                         2,316,121

8% 1/15/00                        A2         250,000                           253,113

8.4% 1/15/09                      Baa1       1,250,000                         1,341,138

Lowell Hsg. Dev. Corp.
Multi-family Rev. Rfdg.
Series A:

7.875% 11/1/00, LOC Fannie Mae    AAA        270,000                           275,322

7.875% 11/1/24, LOC Fannie Mae    AAA        5,440,000                         5,636,112

Mansfield Gen. Oblig. (Muni.
Purp. Ln.):

5.5% 8/15/08 (FGIC Insured)       Aaa        2,075,000                         2,168,520

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Mansfield Gen. Oblig. (Muni.
Purp. Ln.): - continued

5.5% 8/15/09 (FGIC Insured)       Aaa       $ 2,120,000                       $ 2,212,432

5.5% 8/15/10 (FGIC Insured)       Aaa        2,170,000                         2,264,612

Massachusetts Bay Trans. Auth.:

(Gen. Trans. Sys.):

Series A:

5% 3/1/23 (FGIC Insured)          Aaa        3,460,000                         3,215,551

5.5% 3/1/04 (FGIC Insured)        Aaa        2,000,000                         2,090,220

5.7% 3/1/09                       Aa3        5,000,000                         5,316,000

5.8% 3/1/11                       Aa3        7,435,000                         7,929,799

5.8% 3/1/12                       Aa3        3,000,000                         3,200,790

6% 3/1/11 (FGIC Insured)          Aaa        5,660,000                         6,163,966
(Pre-Refunded to 3/1/07 @
101) (d)

6.25% 3/1/05                      Aa3        2,780,000                         3,016,800

7% 3/1/21                         Aa3        1,500,000                         1,768,695

Series B, 5.375% 3/1/25           Aaa        8,490,000                         8,288,617
(AMBAC Insured)

Series C:

5% 3/1/24                         Aa3        7,900,000                         7,320,772

5.5% 3/1/08                       Aa3        3,000,000                         3,146,640

5.5% 3/1/13 (FGIC Insured)        Aaa        3,000,000                         3,109,650

Series D, 5% 3/1/22               Aa3        5,750,000                         5,352,330

Rfdg.:

(Gen. Trans. Sys.):

Series A:

5.5% 3/1/12                       Aa3        4,350,000                         4,524,653

6.25% 3/1/12                      Aa3        1,500,000                         1,661,160

7% 3/1/08                         Aa3        1,000,000                         1,151,860

Series B, 6.2% 3/1/16             Aa3        27,500,000                        30,301,700

Series B:

5.5% 3/1/21                       Aa3        4,835,000                         4,792,549

5.5% 3/1/21 (Pre-Refunded to      Aa3        165,000                           171,491
3/1/03 @ 100) (d)

6% 3/1/12                         Aa3        7,180,000                         7,627,170

6% 3/1/12 (Pre-Refunded to        Aa3        245,000                           262,865
3/1/03 @ 102) (d)

Massachusetts College Bldg.       Aa3        3,000,000                         3,446,910
Auth. Proj. Rev. Rfdg.
Series A, 7.5% 5/1/05

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Dev. Fin. Agcy.
Rev.:

(Eastern Nazarene College
Proj.):

5.625% 4/1/19                     BBB-      $ 1,800,000                       $ 1,718,280

5.625% 4/1/29                     BBB-       2,000,000                         1,870,380

(Regis College):

5.25% 10/1/18                     BBB-       2,240,000                         2,115,434

5.5% 10/1/28                      BBB-       5,660,000                         5,399,640

Rfdg. (Clark Univ. Issue          A3         2,000,000                         1,794,960
Proj.) 5% 7/1/28

Massachusetts Ed. Ln. Auth.       Aaa        2,940,000                         3,018,821
Ed. Ln. Rev. Issue E, 5.75%
7/1/07 (AMBAC Insured) (c)

Massachusetts Edl. Fing.
Auth. Ed. Ln. Rev.:

Issue G Series A, 5% 12/1/11      Aaa        3,815,000                         3,700,626
(MBIA Insured) (c)

Issue G Series C, 4.9%            AAA        4,815,000                         4,640,167
12/1/11  (AMBAC Insured) (c)

Issue G, 4.4% 12/1/04 (MBIA       Aaa        2,950,000                         2,902,151
Insured) (c)

Rfdg. Issue E Series A:

4.3% 7/1/06 (AMBAC Insured)       AAA        4,000,000                         3,894,480
(c)

4.4% 7/1/07 (AMBAC Insured)       AAA        6,275,000                         6,091,268
(c)

4.55% 7/1/09 (AMBAC Insured)      AAA        2,000,000                         1,926,240
(c)

4.65% 7/1/10 (AMBAC Insured)      AAA        4,745,000                         4,558,047
(c)

4.75% 7/1/11 (AMBAC Insured)      AAA        4,000,000                         3,833,080
(c)

4.8% 7/1/12 (AMBAC Insured)       AAA        2,110,000                         2,011,442
(c)

4.95% 7/1/14 (AMBAC Insured)      AAA        4,000,000                         3,820,000
(c)

5% 7/1/15 (AMBAC Insured) (c)     AAA        1,880,000                         1,792,166

Massachusetts Gen. Oblig.:

(Cap. Appreciation)
(Consolidated Ln.):

Series B, 0% 7/1/02               Aa3        12,250,000                        10,815,035

Series C, 0% 12/1/05              Aa3        6,500,000                         4,860,960

(Consolidated Ln.):

Series A:

5% 3/1/08 (AMBAC Insured)         Aaa        15,000,000                        15,231,750

7.5% 6/1/04                       Aa3        4,830,000                         5,364,681

Series C:

5.25% 8/1/09                      Aa3        13,650,000                        14,061,138

5.625% 8/1/13 (MBIA Insured)      Aaa        2,500,000                         2,665,425
(Pre-Refunded to 8/1/05 @
101) (d)

Series D:

5% 11/1/14                        Aa3        3,000,000                         2,914,920

5.25% 11/1/12                     Aa3        5,000,000                         5,037,050

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Gen. Oblig.: -
continued

Rfdg. Series B, 6.5% 8/1/08       Aa3       $ 9,500,000                       $ 10,609,125

Series A:

5.75% 8/1/11 (AMBAC Insured)      Aaa        7,600,000                         8,099,928

6% 11/1/10                        Aa3        6,000,000                         6,530,160

Massachusetts Health & Edl.
Facilities Auth. Rev.:

(1st Mtg. Fairview Extended       Aaa        5,630,000                         6,202,684
Care) Series A, 10.125%
1/1/11 (Pre-Refunded to
1/1/01 @ 103) (d)

(Anna Jaques Hosp.) Series B:

5.9% 10/1/99                      Baa1       930,000                           932,995

6% 10/1/00                        Baa1       985,000                           1,003,882

6.875% 10/1/12                    Baa1       3,250,000                         3,437,233

(Baystate Med. Ctr.):

Series D, 5.5% 7/1/16 (FGIC       Aaa        6,400,000                         6,426,880
Insured)

Series E:

6% 7/1/04 (FSA Insured)           Aaa        1,290,000                         1,377,385

6% 7/1/05 (FSA Insured)           Aaa        1,385,000                         1,488,446

6% 7/1/06 (FSA Insured)           Aaa        1,425,000                         1,538,330

(Blood Research Institute)        -          14,775,000                        15,613,481
Series A,  6.5% 2/1/22

(Boston College) Series L:

5.25% 6/1/10                      Aa3        1,340,000                         1,366,076

5.25% 6/1/11                      Aa3        1,410,000                         1,426,497

(Brandeis Univ.) Series I:

5.25% 10/1/14 (MBIA Insured)      Aaa        2,780,000                         2,773,439

5.25% 10/1/16 (MBIA Insured)      Aaa        1,000,000                         983,130

(Cape Cod Health Sys.) Series     AAA        3,500,000                         3,477,950
A, 5.25% 11/15/13 (AMBAC
Insured)

(Caritas Christian Oblig.
Group) Series A:

5.25% 7/1/01                      Baa2       2,000,000                         2,020,120

5.25% 7/1/02                      Baa2       2,000,000                         2,019,200

5.25% 7/1/03                      Baa2       2,000,000                         2,014,640

(Dana Farber Cancer Proj.)
Series G 1:

5.5% 12/1/27                      A1         18,600,000                        17,928,726

6.25% 12/1/14                     A1         3,000,000                         3,198,300

(Falmouth Hosp.) Series C,        Aaa        1,000,000                         1,033,300
5.5% 7/1/08 (MBIA Insured)

(Faulkner Hosp.) Series C:

6% 7/1/03 (Pre-Refunded to        Baa1       6,010,000                         6,464,236
7/1/03 @ 102) (d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities Auth. Rev.: -
continued

(Faulkner Hosp.) Series C: -
continued

6% 7/1/03 (Pre-Refunded to        Baa1      $ 9,745,000                       $ 10,481,527
7/1/03 @ 102) (d)

(Lahey Clinic Med. Ctr.)          Aaa        14,120,000                        14,258,800
Series B, 5.25% 7/1/10 (MBIA
Insured)

(Lowell Gen. Hosp.) Series A:

8.25% 6/1/00 (Escrowed to         A3         685,000                           697,357
Maturity) (d)

8.4% 6/1/11 (Pre-Refunded to      A3         2,565,000                         2,805,879
6/1/01 @ 102) (d)

(Massachusetts Gen. Hosp.)        Aaa        4,750,000                         5,274,828
Series F, 6.25% 7/1/12
(AMBAC Insured)

(Massachusetts Institute of       Aaa        4,000,000                         3,845,560
Technology)  Series I 1,
5.2% 1/1/28

(Med. Academic & Scientific       BBB        5,150,000                         5,523,015
Commission Organizations)
Series A, 6.625% 1/1/15

(Mount Auburn Hosp.) Series B
1:

6.25% 8/15/14 (MBIA Insured)      Aaa        1,250,000                         1,345,925

6.3% 8/15/24 (MBIA Insured)       Aaa        5,000,000                         5,406,450

(New England Med. Ctr. Hosp.):

Series F, 6.625% 7/1/25 (FGIC     Aaa        4,850,000                         5,193,720
Insured)

Series G, 5.375% 7/1/24 (MBIA     Aaa        1,000,000                         967,360
Insured)

(Notre Dame Health Care Ctr.)
Series A:

7.25% 10/1/01                     -          380,000                           395,595

7.875% 10/1/22                    -          5,000,000                         5,347,050

(Partners HealthCare Sys.)
Series A:

5.25% 7/1/04 (FSA Insured)        Aaa        2,000,000                         2,069,940

5.375% 7/1/24 (MBIA Insured)      Aaa        7,600,000                         7,351,936

5.5% 7/1/05 (FSA Insured)         Aaa        2,000,000                         2,098,040

5.5% 7/1/07 (FSA Insured)         Aaa        2,390,000                         2,508,759

(Simmons College):

Series B, 7.5% 10/1/20            Baa1       6,190,000                         6,549,887

Series C, 5% 10/1/19 (MBIA        Aaa        4,190,000                         3,940,863
Insured)

(South Shore Hosp. Proj.)
Series F:

4.75% 7/1/05                      A2         1,275,000                         1,263,002

5.125% 7/1/08                     A2         2,000,000                         1,978,400

5.25% 7/1/09                      A2         2,120,000                         2,099,500

5.625% 7/1/19                     A2         1,000,000                         980,500

5.75% 7/1/29                      A2         3,600,000                         3,544,704

(Tufts Univ.) 5.95% 8/15/18       Aaa        7,900,000                         8,265,770
(FGIC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities Auth. Rev.: -
continued

(UMass Memorial Issue) Series
A:

5% 7/1/18 (AMBAC Insured)         Aaa       $ 3,000,000                       $ 2,821,140

5.25% 7/1/14 (AMBAC Insured)      Aaa        1,000,000                         992,570

(Wellesley College) Series F,     Aa1        5,000,000                         4,661,250
5.125% 7/1/39

(Williams College):

Series F, 5.75% 7/1/19            Aa1        3,000,000                         3,050,460

Series G, 5.5% 7/1/14             Aa1        3,665,000                         3,730,823

Rfdg.:

(Amherst College) Series G:

5% 11/1/23                        Aa1        4,220,000                         3,923,039

5% 11/1/28                        Aa1        8,960,000                         8,227,162

5.25% 11/1/17                     Aa1        4,670,000                         4,567,213

(Boston College) Series K:

5.25% 6/1/10                      Aa3        3,025,000                         3,101,442

5.375% 6/1/14                     Aa3        10,445,000                        10,500,150

(Emerson Hosp.) Series D,         Aaa        9,475,000                         9,810,889
5.7% 8/15/12 (FSA Insured)

(Eye & Ear Infirmary) Series B:

5.25% 7/1/08                      A          2,000,000                         2,022,960

5.25% 7/1/09                      A          2,540,000                         2,575,916

5.25% 7/1/10                      A          2,000,000                         2,008,960

5.25% 7/1/11                      A          3,025,000                         3,005,186

(Fairview Extended Care)          Aaa        6,600,000                         6,596,238
Series B,  4.55% 1/1/21
(MBIA Insured),  LOC
BankBoston NA

(Harvard Univ.) Series P:

5.6% 11/1/14                      Aaa        1,000,000                         1,029,930

5.625% 11/1/28                    Aaa        1,500,000                         1,522,185

6.5% 11/1/05                      Aaa        1,000,000                         1,113,350

(Morton Hosp. & Med. Ctr.)        AAA        2,800,000                         2,857,624
Series B, 5.25% 7/1/08
(Connie Lee Insured)

(Newton-Wellesley Hosp.)
Series G:

6% 7/1/12 (MBIA Insured)          Aaa        4,070,000                         4,343,585

6.125% 7/1/15 (MBIA Insured)      Aaa        4,500,000                         4,806,045

(Partners HealthCare Sys.
Proj.) Series B:

3.85% 7/1/02                      A1         1,000,000                         982,700

3.95% 7/1/03                      A1         1,000,000                         977,300

5% 7/1/01                         A1         1,500,000                         1,517,880

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities Auth. Rev.: -
continued

Rfdg.: - continued

(Wheaton College) Series C:

5.125% 7/1/09                     A2        $ 1,130,000                       $ 1,122,892

5.25% 7/1/14                      A2         2,655,000                         2,600,466

5.25% 7/1/19                      A2         2,000,000                         1,904,800

6.55% 6/23/22 (AMBAC Insured)     Aaa        20,000,000                        22,261,600

Massachusetts Hsg. Fin. Agcy.:

(Single Family):

Series 10, 7.7% 12/1/17           Aa         440,000                           450,569

Series 40:

6.6% 12/1/24 (c)                  Aa         19,520,000                        20,377,904

6.65% 12/1/27 (c)                 Aa         6,985,000                         7,313,644

Rfdg.:

(Single Family) Series 53,        Aaa        1,495,000                         1,511,385
5.2% 12/1/21 (MBIA Insured)
(c)

Series A, 6% 12/1/13 (MBIA        Aaa        5,525,000                         5,731,083
Insured)

Series 29, 6.75% 6/1/26 (c)       Aa         2,640,000                         2,757,691

Massachusetts Hwy. Grant
Anticipation Notes:

Series A:

5.25% 6/15/09                     Aa3        8,490,000                         8,722,456

5.25% 6/15/12                     Aa3        5,000,000                         5,048,900

5.5% 6/15/14                      Aa3        3,000,000                         3,067,350

Series B:

5.125% 12/15/11                   Aa3        10,030,000                        10,060,892

5.125% 12/15/12                   Aa3        5,480,000                         5,474,958

Massachusetts Ind. Fin. Agcy.
Museum Rev. Rfdg. (Museum of
Fine Arts Boston):

5% 1/1/01 (MBIA Insured)          Aaa        2,800,000                         2,834,412

5.125% 1/1/04 (MBIA Insured)      Aaa        1,150,000                         1,182,994

5.375% 1/1/05 (MBIA Insured)      Aaa        3,475,000                         3,620,116

Massachusetts Ind. Fin. Agcy.     Baa2       9,900,000                         9,935,442
Poll. Cont. Rev. Rfdg.
(Boston Edison Co. Proj.)
Series A, 5.75% 2/1/14

Massachusetts Ind. Fin. Agcy.
Resource Recovery Rev. Rfdg.
(Ogden Haverhill Proj.)
Series 1992 A:

4.7% 12/1/03                      BBB        3,000,000                         2,985,360

4.8% 12/1/04                      BBB        3,570,000                         3,559,183

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Rev.:

(Atlanticare Med. Ctr.):

Series A, 10.125% 11/1/99         -         $ 1,900,000                       $ 1,967,678
(Pre-Refunded to 11/1/99 @
102) (d)

Series B, 10.125% 11/1/99         -          7,600,000                         7,870,712
(Pre-Refunded to 11/1/99 @
102) (d)

(Babson College) Series A:

5.6% 10/1/06 (MBIA Insured)       Aaa        515,000                           546,400

5.7% 11/1/07 (MBIA Insured)       Aaa        545,000                           582,000

(Cap. Appreciation)
(Massachusetts Biomedical):

Series A 1, 0% 8/1/02             A1         3,650,000                         3,199,700

Series A 2:

0% 8/1/03                         A1         1,000,000                         835,620

0% 8/1/05                         A1         24,600,000                        18,537,822

0% 8/1/07                         A+         25,000,000                        16,948,250

0% 8/1/08                         A+         15,000,000                        9,611,100

(Concord Academy) 6.9% 9/1/21     Aaa        1,370,000                         1,472,394
 (FSA Insured) (Pre-Refunded
to  9/1/01 @ 102) (d)

(Groton School) Series A, 5%      Aa2        5,000,000                         4,608,400
3/1/28

(Leominster Hosp.) Series A,      -          1,700,000                         1,700,000
8.375% 8/1/99 (Escrowed to
Maturity) (d)

(Tufts Univ.) Series H, 4.75%     Aaa        10,000,000                        8,744,900
2/15/28  (MBIA Insured)

(Whitehead Institute              Aa1        14,600,000                        13,508,358
Biomedical Research) 5.125%
7/1/26

Rfdg.:

(Lesley College Proj.) Series     AAA        2,525,000                         2,712,103
A, 6.3% 7/1/15 (Connie Lee
Insured)

(Milton Academy) Series B,        Aaa        2,500,000                         2,442,150
5.25% 9/1/19 (MBIA Insured)

(Springfield College):

5.25% 9/15/03                     Baa1       755,000                           763,471

5.25% 9/15/04                     Baa1       885,000                           890,540

5.35% 9/15/05                     Baa1       930,000                           933,590

(Worcester Polytechnic
Institute):

5.75% 9/1/05 (MBIA Insured)       Aaa        1,340,000                         1,428,641

5.75% 9/1/06 (MBIA Insured)       Aaa        1,415,000                         1,513,144

5.75% 9/1/07 (MBIA Insured)       Aaa        1,500,000                         1,606,005

5.75% 9/1/08 (MBIA Insured)       Aaa        1,585,000                         1,696,283

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Muni. Wholesale
Elec. Co. Pwr. Supply Sys.
Rev.:

Rfdg.:

Series A:

5.1% 7/1/08 (AMBAC Insured)       Aaa       $ 1,000,000                       $ 1,022,430

6% 7/1/18 (MBIA Insured)          Aaa        10,000,000                        10,357,300

6.75% 7/1/08                      Baa2       3,000,000                         3,164,670

Series B:

6.5% 7/1/02 (MBIA Insured)        Aaa        2,000,000                         2,123,480

6.625% 7/1/04                     Baa2       4,675,000                         4,987,851

6.75% 7/1/08                      Baa2       6,000,000                         6,329,340

Series C, 6.6% 7/1/05             Baa2       2,075,000                         2,199,666

Series B, 6.75% 7/1/17            Baa2       9,050,000                         9,484,310

Series C, 6.625% 7/1/18 (MBIA     Aaa        10,000,000                        10,714,400
Insured)

Series D:

6% 7/1/06                         Baa2       1,000,000                         1,041,750

6% 7/1/11 (MBIA Insured)          Aaa        2,000,000                         2,107,560

Series E:

6% 7/1/06                         Baa2       1,640,000                         1,708,470

6% 7/1/11 (MBIA Insured)          Aaa        2,000,000                         2,107,560

Massachusetts Port Auth. Rev.:

(Spl. Facilities-US Air           Aaa        2,030,000                         2,081,318
Proj.) Series A, 5.5% 9/1/10
(MBIA Insured) (c)

Rfdg. Series A:

5% 7/1/13                         Aa3        5,000,000                         4,866,400

5% 7/1/23                         Aa3        8,750,000                         8,073,100

5.5% 7/1/09                       Aa3        3,160,000                         3,248,891

5.5% 7/1/17                       Aa3        2,105,000                         2,122,893

Series A:

6% 7/1/03                         Aa3        1,000,000                         1,057,570

6% 7/1/04                         Aa3        1,390,000                         1,483,519

Series B:

5.5% 7/1/10 (FSA Insured) (c)     Aaa        11,470,000                        11,806,300

5.5% 7/1/11 (FSA Insured) (c)     Aaa        5,500,000                         5,608,570

5.5% 7/1/12 (FSA Insured) (c)     Aaa        4,000,000                         4,061,240

5.625% 7/1/12 (Escrowed to        Aaa        1,830,000                         1,893,117
Maturity) (d)

Massachusetts Spl. Oblig. Rev.:

(Hwy. Impt. Ln.) Series A, 6%     Aa3        17,695,000                        18,519,587
6/1/13 (AMBAC Insured)
(Pre-Refunded to  6/1/02 @
100) (d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Spl. Oblig.
Rev.: - continued

Rfdg. (Consolidated Ln.)          Aa3       $ 2,000,000                       $ 2,068,160
Series A, 5.5% 6/1/12

Series A:

5.2% 6/1/07 (AMBAC Insured)       Aaa        6,950,000                         7,179,976

5.8% 6/1/14 (Pre-Refunded to      Aa3        4,185,000                         4,461,461
6/1/04 @ 101) (d)

Massachusetts Tpk. Auth.
Metro. Hwy. Sys. Rev.:

Rfdg. Series A, 5% 1/1/39         Aaa        5,000,000                         4,496,750
(AMBAC Insured)

Series A:

5% 1/1/27 (MBIA Insured)          Aaa        8,000,000                         7,352,560

5.125% 1/1/23 (MBIA Insured)      Aaa        15,700,000                        14,811,066

Massachusetts Tpk. Auth.          Aaa        27,510,000                        27,515,777
Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)

Massachusetts Wtr. Poll.
Abatement Rev.  (Pooled Ln.
Prog.):

Series 3:

5.4% 2/1/10                       Aaa        1,700,000                         1,753,958

5.5% 2/1/13                       Aaa        6,715,000                         6,886,367

6% 2/1/06                         Aaa        3,000,000                         3,238,380

6% 2/1/07                         Aaa        4,795,000                         5,194,567

Series 4:

5.125% 8/1/11                     Aaa        3,245,000                         3,262,361

5.125% 8/1/14                     Aaa        2,205,000                         2,182,906

Massachusetts Wtr. Poll.
Abatement Trust Rev.:

(MWRA Ln. Prog.) Series A:

5% 8/1/15                         Aa1        1,000,000                         966,660

5.25% 8/1/12                      Aa1        2,000,000                         2,017,460

5.25% 8/1/13                      Aa1        3,000,000                         3,013,680

5.25% 8/1/14                      Aa1        3,000,000                         2,996,220

5.375% 8/1/15                     Aa1        4,000,000                         4,019,720

5.45% 2/1/13                      Aa1        2,100,000                         2,134,188

6% 8/1/02                         Aa1        3,255,000                         3,416,220

6% 8/1/03                         Aa1        3,450,000                         3,664,314

6% 8/1/04                         Aa1        3,670,000                         3,927,707

6% 8/1/05                         Aa1        1,500,000                         1,615,140

(Pooled Ln. Prog.) Series 1:

5.3% 2/1/05                       Aaa        1,000,000                         1,039,760

5.45% 2/1/07                      Aaa        2,000,000                         2,080,320

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Wtr. Resources
Auth.:

Rfdg.:

Series B:

4.5% 8/1/22 (FSA Insured)         Aaa       $ 1,000,000                       $ 856,330

5% 3/1/22                         A1         13,000,000                        12,022,010

5.5% 8/1/15 (FSA Insured)         Aaa        2,750,000                         2,825,543

5.5% 8/1/16 (FSA Insured)         Aaa        1,425,000                         1,456,478

5.875% 11/1/04                    A1         1,975,000                         2,095,021

6% 11/1/08                        A1         4,500,000                         4,758,030

6.25% 11/1/10                     A1         4,930,000                         5,249,365

Series C:

4.75% 12/1/23                     A1         13,000,000                        11,414,780

6% 12/1/11                        A1         3,770,000                         4,086,416

Series D, 5% 8/1/24 (MBIA         Aaa        4,500,000                         4,156,200
Insured)

Series A:

5.8% 8/1/11 (MBIA Insured)        Aaa        2,740,000                         2,943,308
(Pre-Refunded to 8/1/04 @
101.5) (d)

6% 8/1/20 (MBIA Insured)          Aaa        13,500,000                        14,621,445
(Pre-Refunded to 8/1/04 @
101.5) (d)

6% 8/1/24 (MBIA Insured)          Aaa        2,115,000                         2,290,693
(Pre-Refunded to 8/1/04 @
101.5) (d)

6.5% 7/15/07                      A1         6,000,000                         6,659,640

6.5% 7/15/09                      A1         4,750,000                         5,316,770

6.5% 7/15/19                      A1         16,960,000                        19,024,371

Mendon Upton Reg'l. School
District:

5% 6/1/08 (FGIC Insured)          Aaa        1,215,000                         1,225,485

5.125% 6/1/09 (FGIC Insured)      Aaa        1,285,000                         1,300,638

5.125% 6/1/10 (FGIC Insured)      Aaa        1,355,000                         1,371,490

5.25% 6/1/11 (FGIC Insured)       Aaa        1,435,000                         1,452,894

Methuen Gen. Oblig.:

5% 11/1/16 (FGIC Insured)         Aaa        2,500,000                         2,393,500

5.25% 11/1/07 (FGIC Insured)      Aaa        1,355,000                         1,408,346

5.25% 11/1/08 (FGIC Insured)      Aaa        1,415,000                         1,453,813

5.25% 11/1/09 (FGIC Insured)      Aaa        1,480,000                         1,516,956

5.25% 11/1/10 (FGIC Insured)      Aaa        1,550,000                         1,584,953

Nantucket Gen. Oblig. Rfdg.:

5% 7/15/17 (MBIA Insured)         Aaa        5,000,000                         4,771,100

5.375% 7/15/11 (MBIA Insured)     Aaa        3,005,000                         3,072,072

5.5% 7/15/08 (MBIA Insured)       Aaa        2,750,000                         2,872,953

5.5% 7/15/09 (MBIA Insured)       Aaa        2,915,000                         3,031,367

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Nantucket Island Land Bank        A1        $ 6,175,000                       $ 6,643,744
Rfdg.  Series E, 7.25%
7/1/19 (Pre-Refunded to
7/1/01 @ 102) (d)

New England Ed. Ln. Marketing
Corp.:

Rfdg. (Student Ln.) Series A,     A3         7,590,000                         7,888,363
5.7% 7/1/05 (c)

Series A, 5.8% 3/1/02             Aaa        32,650,000                        33,774,136

North Attleborough Gen.           Aaa        1,000,000                         1,002,890
Oblig. Rfdg. 5.25% 11/1/13
(AMBAC Insured)

Pentucket Reg'l. School
District:

5.1% 2/15/11 (MBIA Insured)       Aaa        530,000                           526,136

5.1% 2/15/12 (MBIA Insured)       Aaa        220,000                           217,914

5.1% 2/15/13 (MBIA Insured)       Aaa        575,000                           567,088

5.1% 2/15/14 (MBIA Insured)       Aaa        525,000                           516,401

Plymouth County Gen. Oblig.       -          10,995,000                        12,061,295
Ctfs. of Prtn.  Series A, 7%
4/1/22

South Essex Swr. District:

Rfdg. Series A:

5.25% 6/15/24 (MBIA Insured)      Aaa        2,810,000                         2,719,097

6% 6/15/03 (MBIA Insured)         Aaa        2,390,000                         2,533,089

6% 6/15/04 (MBIA Insured)         Aaa        2,375,000                         2,542,010

6% 6/15/05 (MBIA Insured)         Aaa        1,175,000                         1,266,556

6% 6/15/06 (MBIA Insured)         Aaa        2,305,000                         2,497,122

Series B, 7% 6/1/24 (MBIA         Aaa        1,000,000                         1,128,050
Insured) (Pre-Refunded to
6/1/04 @ 102) (d)

Southern Berkshire Reg'l.         Aaa        4,000,000                         4,356,120
School District  7% 4/15/11
(MBIA Insured)

Taunton Ind. Dev. Fin. Auth.      A1         2,400,000                         2,495,928
Ind. Dev. Rev. Rfdg. (Pepsi
Cola Metro. Bottle Proj.)
5.65% 8/1/12

Westfield Gen. Oblig. (Muni.
Purp. Ln.):

5% 9/1/10 (FSA Insured)           Aaa        745,000                           740,910

5% 9/1/12 (FSA Insured)           Aaa        745,000                           730,718

5% 9/1/13 (FSA Insured)           Aaa        750,000                           735,660

Winchendon School Proj. Ln.       Aaa        1,275,000                         1,343,914
6.05% 3/15/12 (AMBAC Insured)

Woods Hole Martha's Vineyard      Aa3        1,100,000                         1,097,151
& Nantucket Steamship Rfdg.
Series A, 5.125% 3/1/11

Worcester Gen. Oblig. Rfdg.       Aaa        3,430,000         3,576,495
(Muni. Purp.) Series G, 5.5%
7/1/03 (MBIA Insured)

                                                                               1,335,838,845

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

PUERTO RICO - 1.8%

Puerto Rico Commonwealth          Aaa       $ 10,000,000                      $ 9,099,500
Rfdg. (Pub. Impt.)  3%
7/1/06 (MBIA Insured)

Puerto Rico Elec. Pwr. Auth.
Pwr. Rev. Rfdg.:

Series W, 6.5% 7/1/05 (MBIA       Aaa        9,000,000                         9,977,040
Insured)

Series Y, 6.5% 7/1/06 (MBIA       Aaa        4,000,000                         4,472,840
Insured)

Puerto Rico Ind. Med. &           Aa3        1,500,000                         1,617,285
Envir. Poll. Cont.
Facilities Fing. Auth. Rev.
(Motorola, Inc.  Proj.)
Series A, 6.75% 1/1/14

                                                                               25,166,665

TOTAL MUNICIPAL BONDS                                                          1,363,961,972
(Cost $1,332,653,903)


MUNICIPAL NOTES - 0.3%



MASSACHUSETTS - 0.3%

Massachusetts Health & Edl.   3,500,000                    3,500,000
Facilities Auth. Rev. (Cap.
Asset Prog.) Series D, 3.4%
(MBIA Insured) (BPA Cr.
Swiss First Boston, Inc.),
VRDN (b) (Cost $3,500,000)

TOTAL INVESTMENT IN                                      $ 1,367,461,972
SECURITIES - 100%
(Cost $1,336,153,903)

SECURITY TYPE ABBREVIATION

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Standard & Poor's(registered trademark) credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        81.3%      AAA, AA, A    75.9%

Baa               6.2%       BBB           5.1%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 3.6%.

OTHER INFORMATION

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations          23.8%

Health Care                  17.1

Education                    14.8

Water & Sewer                11.7

Escrowed/Pre-Refunded         8.0

Transportation                7.3

Electric Utilities            6.4

Others (individually less    10.9
than 5%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At July 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,336,153,903. Net unrealized appreciation aggregated $31,308,069, of which $45,848,434 related to appreciated investment securities and $14,540,365 related to depreciated investment securities.

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                   JULY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 1,367,461,972
value (cost $1,336,153,903)
- See accompanying schedule

Cash                                          80,712

Receivable for fund shares                    979,422
sold

Interest receivable                           17,739,583

 TOTAL ASSETS                                 1,386,261,689

LIABILITIES

Payable for investments         $ 3,026,435
purchased

Payable for fund shares          1,379,418
redeemed

Distributions payable            1,975,574

Accrued management fee           436,417

Other payables and accrued       142,605
expenses

 TOTAL LIABILITIES                            6,960,449

NET ASSETS                                   $ 1,379,301,240

Net Assets consist of:

Paid in capital                              $ 1,351,646,688

Accumulated undistributed net                 (3,653,517)
realized gain (loss) on
investments

Net unrealized appreciation                   31,308,069
(depreciation) on investments

NET ASSETS, for 119,554,649                  $ 1,379,301,240
shares outstanding

NET ASSET VALUE, offering                     $11.54
price and redemption price
per share ($1,379,301,240
(divided by) 119,554,649
shares)

STATEMENT OF OPERATIONS
                               SIX MONTHS ENDED JULY 31,
                                        1999 (UNAUDITED)

INTEREST INCOME                             $ 36,641,442

Expenses

Management fee                 $ 2,659,343

Transfer agent fees             523,932

Accounting fees and expenses    160,324

Non-interested trustees'        1,980
compensation

Custodian fees and expenses     25,503

Registration fees               17,367

Audit                           16,411

Legal                           312

 Total expenses before          3,405,172
reductions

 Expense reductions             (18,600)     3,386,572

NET INTEREST INCOME                          33,254,870

Realized and Unrealized Gain                 4,013,075
(Loss)
Net realized gain (loss) on
investment securities

Change in net unrealized                     (62,069,355)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                              (58,056,280)

NET INCREASE (DECREASE) IN                  $ (24,801,410)
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions Custodian                $ 10,474
credits

 Transfer agent credits                      8,126

                                            $ 18,600

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JULY 31,  YEAR ENDED JANUARY 31, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 33,254,870               $ 62,326,338

 Net realized gain (loss)         4,013,075                  6,547,818

 Change in net unrealized         (62,069,355)               5,776,832
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (24,801,410)               74,650,988
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (33,254,870)               (62,326,338)
From net interest income

 From net realized gain           (1,408,014)                (3,424,113)

 TOTAL DISTRIBUTIONS              (34,662,884)               (65,750,451)

Share transactions Net            249,179,360                411,256,684
proceeds from sales of shares

 Reinvestment of distributions    25,305,129                 49,879,270

 Cost of shares redeemed          (230,453,135)              (307,453,574)

 NET INCREASE (DECREASE) IN       44,031,354                 153,682,380
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (15,432,940)               162,582,917
IN NET ASSETS

NET ASSETS

 Beginning of period              1,394,734,180              1,232,151,263

 End of period                   $ 1,379,301,240            $ 1,394,734,180

OTHER INFORMATION
Shares

 Sold                             21,104,267                 34,483,365

 Issued in reinvestment of        2,152,287                  4,178,914
distributions

 Redeemed                         (19,552,365)               (25,779,793)

 Net increase (decrease)          3,704,189                  12,882,486




 FINANCIAL HIGHLIGHTS            SIX MONTHS ENDED JULY 31, 1999  YEARS ENDED JANUARY 31,

                                 (UNAUDITED)                     1999                1998         1997         1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.040                        $ 11.970            $ 11.430     $ 11.700     $ 10.800
period

Income from Investment            .278                            .571                .593         .605         .652
Operations Net interest
income

Net realized and unrealized       (.488)                          .100                .542         (.266)       .902
gain (loss)

Total from investment             (.210)                          .671                1.135        .339         1.554
operations

Less Distributions

From net interest income          (.278)                          (.571)              (.593)       (.605)       (.654)

From net realized gain            (.012)                          (.030)              (.002)       (.004)       -

Total distributions               (.290)                          (.601)              (.595)       (.609)       (.654)

Net asset value, end of period   $ 11.540                        $ 12.040            $ 11.970     $ 11.430     $ 11.700

TOTAL RETURN B, C                 (1.77)%                         5.76%               10.21%       3.06%        14.76%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,379,301                     $ 1,394,734         $ 1,232,151  $ 1,127,851  $ 1,170,207
(000 omitted)

Ratio of expenses to average      .49% A                          .51%                .53%         .56%         .55%
net assets

Ratio of expenses to average      .49% A                          .51%                .53%         .56%         .54% D
net assets after expense
reductions

Ratio of net interest income      4.79% A                         4.80%               5.10%        5.29%        5.80%
to average net assets

Portfolio turnover rate           19% A                           12%                 21%          44%          33%



 FINANCIAL HIGHLIGHTS            YEARS ENDED JANUARY 31,

                                 1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.210
period

Income from Investment            .700
Operations Net interest
income

Net realized and unrealized       (1.180)
gain (loss)

Total from investment             (.480)
operations

Less Distributions

From net interest income          (.700)

From net realized gain            (.230)

Total distributions               (.930)

Net asset value, end of period   $ 10.800

TOTAL RETURN B, C                 (3.79)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,036,181
(000 omitted)

Ratio of expenses to average      .54%
net assets

Ratio of expenses to average      .54%
net assets after expense
reductions

Ratio of net interest income      6.29%
to average net assets

Portfolio turnover rate           22%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and does not include the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN MA MUNICIPAL MONEY    1.30%          2.77%        16.21%        27.45%
MARKET

Massachusetts Tax-Free        1.20%          2.55%        15.51%        n/a
Money Market Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 4, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free money market funds average, which reflects the performance of mutual funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 10 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN MA MUNICIPAL MONEY      2.77%        3.05%         2.92%
MARKET

Massachusetts Tax-Free          2.55%        2.92%         n/a
Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                               8/2/99  5/3/99  2/1/99  11/2/98  8/3/98



Spartan Massachusetts          2.64%   3.01%   2.49%   2.77%    3.14%
Municipal Money  Market Fund



Massachusetts  Tax-Free Money  2.46%   2.88%   2.24%   2.57%    2.89%
Market  Funds Average



Spartan Massachusetts          4.37%   5.00%   4.12%   4.60%    5.22%
Municipal Money Market Fund
- Tax-equivalent



Portion of fund's income       4.08%   1.49%   7.31%   0.00%    0.00%
subject to state taxes


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 39.81% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because
it ignores the way taxes
reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Scott Orr)

An interview with Scott Orr, Portfolio Manager of Spartan
Massachusetts Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE SIX MONTHS THAT ENDED JULY 31, 1999?

A. As the period began, the market had emerged from the shadow of the global financial turmoil that plagued it in the third and early fourth quarters of 1998. Economic growth in the U.S. continued to be strong, spurred by healthy consumer demand and solid job growth. As time passed, it became more and more clear that the Federal Reserve Board would discontinue the interest-rate cuts it had employed to boost the markets from September through November 1998.

Q. WHAT HAPPENED MORE RECENTLY?

A. In March and April, data indicated that inflation might not be as well-behaved as it had been in the recent past. Sentiment shifted from the expectation that Fed policy was going to be unchanged to one expecting a Fed rate increase. Such a hike would be employed by the Fed to curb economic growth and diminish inflationary pressures. By the end of May, the consensus viewpoint in the market was not "if" the Fed would raise short-term interest rates, but "when." On June 30, the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.25 percentage points to 5.0%. Although the Fed indicated at that time that it had changed from a bias toward raising rates to a neutral stance, it wasn't long before signs emerged indicating the strong possibility of another rate hike. Fed Chairman Alan Greenspan reinforced that idea by telling Congress in his semiannual Humphrey-Hawkins testimony that the Fed was poised to raise rates if necessary to keep inflation at bay.

Q. WHAT WAS THE FUND'S STRATEGY DURING THE PERIOD?

A. The fund started the period with an average maturity of 43 days, a neutral posture given changing interest-rate expectations. Early in the period, I focused the fund's investments in short-term, variable-rate securities, because supply of one-year notes was weak and I didn't feel their yields fully reflected my expectations for higher interest rates. The maturity rolled down to the mid-30-day range. In April, when market sentiment began to change and yields on one-year fixed-rate securities started to more accurately reflect my expectations, I invested more heavily in these securities to lock in attractive yields. As a result, the fund's maturity moved out to 53 days by the end of the period, roughly equal to its peers. In addition, I turned some of my focus - within the limits set by the fund's prospectus - to out-of-state investment opportunities that offered more appealing after-tax yields than tax-free alternatives in the Massachusetts market. Even though more of shareholders' income will be taxable at the state level this year because of the out-of-state investments, I pursued this strategy so the fund could provide higher yields on a tax-adjusted basis than if I had chosen to invest the same assets in significantly lower-yielding, tax-exempt Massachusetts securities.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on July 31, 1999, was 2.64%, compared to 2.51% six months ago. The more recent seven-day yield was the equivalent of a 4.37% taxable rate of return for Massachusetts investors in the 39.81% combined state and federal income tax bracket, and reflects that a portion of the fund's income was subject to state taxes. Through July 31, 1999, the fund's six-month total return was 1.30%, compared to 1.20% for the Massachusetts tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK?

A. Given Chairman Greenspan's comments and emerging economic data, signs point to a Fed rate hike in August and perhaps another one later in the year. The economy remains strong, labor markets are tight and there are some signs that we'll see wage increases that may be alarming to the Fed. Inflation, though well-behaved, is still a concern. It's conceivable the Fed would look to erase the effects of its rate cuts in late 1998, which were implemented largely to provide liquidity to the markets, not to supply fuel to the economy. In addition, the Fed may want to implement its policy well in advance of the new year, in an attempt to avoid changing interest-rate policy during a time when potential Year 2000 (Y2K) computer problems may occur. Indeed, a concern as we move toward the end of the year is the Y2K issue and its possible impact on municipal securities. As one of many factors we look at, we'll be paying close attention to this issue in the months ahead.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current tax-free
income for Massachusetts
residents, while maintaining
a stable $1 share price

FUND NUMBER: 426

TRADING SYMBOL: FMSXX

START DATE: March 4, 1991

SIZE: as of July 31, 1999,
more than $806 million

MANAGER: Scott Orr, since
1997; manager, various Fidelity
and Spartan municipal money
market funds; joined Fidelity in
1989

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 7/31/99  % OF FUND'S INVESTMENTS 1/31/99  % OF FUND'S INVESTMENTS 7/31/98

  0 - 30                  62.9                             69.4                             56.7

 31 - 90                  18.8                             17.4                             20.9

 91 - 180                 6.2                              6.4                              8.7

181 - 397                 12.1                             6.8                              13.7

WEIGHTED AVERAGE MATURITY

                         7/31/99                          1/31/99                          7/31/98

Spartan Massachusetts    53 DAYS                          43 Days                          65 Days
Municipal Money
Market Fund

Massachusetts
Tax-Free  Money          50 DAYS                          45 Days                          59 Days
Market Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JULY 31, 1999                                            AS OF JANUARY 31, 1999

Variable Rate Demand Notes                                     Variable Rate Demand Notes
(VRDNs)                         50.9%                          (VRDNs)                            50.2%

Commercial Paper (including                                    Commercial Paper (including
CP Mode)                        19.3%                          CP Mode)                           19.2%

Tender Bonds                     0.4%                          Tender Bonds                        0.8%

Municipal Notes                 23.1%                          Municipal Notes                    22.5%

Municipal Money  Market Funds    3.5%                          Municipal Money  Market Funds       7.0%

Other Investments                2.8%                          Other Investments                   0.3%

Row: 1, Col: 1, Value: 50.9                                    Row: 1, Col: 1, Value: 50.2
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 19.3                                    Row: 1, Col: 3, Value: 19.2
Row: 1, Col: 4, Value: 0.4                                     Row: 1, Col: 4, Value: 0.8
Row: 1, Col: 5, Value: 23.1                                    Row: 1, Col: 5, Value: 22.5
Row: 1, Col: 6, Value: 3.5                                     Row: 1, Col: 6, Value: 7.0
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.8                                     Row: 1, Col: 8, Value: 0.3





SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENTS JULY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - 96.0%

Agawam Gen. Oblig. BAN 3.25%     $ 3,450,000                      $ 3,451,183
9/10/99

Billerica Gen. Oblig. BAN 4%      3,200,000                        3,214,715
7/14/00

Boston Ind. Dev. Rev. (New        600,000                          600,000
Boston Seafood Ctr.) Series
1997, 3.15%, LOC BankBoston
NA, VRDN (b)(e)

Boston Wtr. & Swr. Commission     5,100,000                        5,100,000
Rev. Participating VRDN
Series SG 75, 3.11%
(Liquidity Facility Societe
Generale, France) (b)(g)

Brockton Area Transit Auth.       2,900,000                        2,900,122
RAN 4% 8/6/99

Brookline Gen. Oblig. BAN         5,200,000                        5,213,393
3.5% 6/1/00

Carlisle Gen. Oblig. BAN 3.9%     1,827,500                        1,828,000
8/27/99

Chelmsford Gen. Oblig. BAN        2,500,000                        2,503,336
3.5% 2/10/00

Groton-Dunstable Reg'l.           3,050,000                        3,063,665
School District BAN  4%
7/27/00

Hanover Gen. Oblig. BAN 4%        2,500,000                        2,511,325
6/29/00 (a)

Holliston Gen. Oblig. BAN:

3.5% 12/15/99                     2,800,000                        2,803,686

3.75% 9/23/99                     3,800,000                        3,801,760

3.75% 10/15/99                    3,272,000                        3,275,382

Ipswich Gen. Oblig. BAN 3.3%      11,000,000                       11,005,061
11/17/99

Ludlow Gen. Oblig. BAN 4%         2,150,000                        2,159,101
7/14/00

Mansfield Gen. Oblig. BAN:

3.25% 10/28/99                    2,200,000                        2,201,252

3.5% 10/28/99                     2,600,000                        2,602,214

Massachusetts Bay Trans. Auth.:

Participating VRDN Series SG      8,385,000                        8,385,000
25, 3.11% (Liquidity
Facility Societe Generale,
France) (b)(g)

RAN:

Series 1998 B, 4.25% 9/3/99       21,100,000                       21,115,672

Series 1999 A, 3.5% 2/25/00       29,300,000                       29,338,921

Series 1999, 2.9% (Liquidity      10,000,000                       10,000,000
Facility Commerzbank AG),
VRDN (b)

Massachusetts Dev. Fin. Agcy.     5,000,000                        5,000,000
Rev. (Boston Renaissance
Charter School) Series 1999,
3.16%, LOC BankBoston NA,
VRDN (b)

Massachusetts Gen. Oblig.:

Participating VRDN:

Series 132, 3.16% (Liquidity      2,350,000                        2,350,000
Facility Morgan Stanley,
Dean Witter & Co.) (b)(g)

Series 96C2101, 3.18%             5,300,000                        5,300,000
(Liquidity Facility
Citibank,  New York NA)
(b)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Gen. Oblig.: -
continued

Participating VRDN: - continued

Series FR/RI A20, 3.25%          $ 4,475,000                      $ 4,475,000
(Liquidity Facility Nat'l.
Westminster Bank PLC) (b)(g)

Series MS 9, 3.16% (Liquidity     5,505,000                        5,505,000
Facility Morgan Stanley,
Dean Witter & Co.) (b)(g)

Series PA 160, 3.11%              2,080,000                        2,080,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Series PA 164, 3.11%              7,260,000                        7,260,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Series SG 47, 3.11%               4,200,000                        4,200,000
(Liquidity Facility Societe
Generale, France) (b)(g)

Rfdg.:

Series 1997 B, 2.9%, VRDN (b)     34,200,000                       34,200,000

Series 1998 B, 3%, VRDN (b)       13,400,000                       13,400,000

Participating VRDN:

Series 35, 3.16% (Liquidity       8,600,000                        8,600,000
Facility Morgan Stanley,
Dean Witter & Co.) (b)(g)

Series PA 363, 3.11%              4,920,000                        4,920,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Series 1998 A, 3%, VRDN (b)       9,260,000                        9,260,000

Series A, 4% 2/1/00               7,755,000                        7,778,957

Massachusetts Health & Edl.
Facilities Auth. Rev.:

Bonds:                            8,000,000                        8,455,925
(Emerson Hosp.) Series C, 8%
7/1/18 (Pre-Refunded to
7/1/00 @ 102) (f)

(Harvard Univ.):

3.05% tender 8/10/99, CP mode     8,650,000                        8,650,000

3.1% tender 9/14/99, CP mode      1,700,000                        1,700,000

Participating VRDN:

Series 101, 3.16% (Liquidity      4,895,000                        4,895,000
Facility Morgan Stanley,
Dean Witter & Co.) (b)(g)

Series 1997 Y, 3.25%              4,435,000                        4,435,000
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (b)(g)

Series SG 27, 3.11%               3,935,000                        3,935,000
(Liquidity Facility Societe
Generale, France) (b)(g)

(CIL Realty of Massachusetts)     1,760,000                        1,760,000
Series 1999, 3.05%, LOC Cr.
Local de France, VRDN (b)

(Harvard Univ.) Series I, 3%,     2,600,000                        2,600,000
VRDN (b)

(Home for Little Wanderers)       2,400,000                        2,400,000
Series B, 3.1% (Liquidity
Facility BankBoston NA),
VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities Auth. Rev.: -
continued

(Partners HealthCare Sys.
Cap. Asset Prog.):

Series P 1, 3.05% (FSA           $ 10,200,000                     $ 10,200,000
Insured), VRDN (b)

Series P 2, 3.05% (FSA            3,400,000                        3,400,000
Insured), VRDN (b)

Massachusetts Hsg. Fin. Agcy.:

Bonds Series B 1, 3.05%           1,800,000                        1,800,000
11/15/99 (e)

Participating VRDN:

Series 1998 B, 3.16%              15,915,000                       15,915,000
(Liquidity Facility Caisse
des Depots et Consignations)
(b)(e)(g)

Series PA 132, 3.16%              1,000,000                        1,000,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Series PA 370, 3.16%              2,400,000                        2,400,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Series PT 212, 3.16%              3,730,000                        3,730,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

Series PT 250, 3.11%              3,500,000                        3,500,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(g)

Series PT 33, 3.16%               1,430,000                        1,430,000
(Liquidity Facility Banque
Nationale de Paris) (b)(e)(g)

Series PT 42, 3.11%               1,465,000                        1,465,000
(Liquidity Facility
Commerzbank AG) (b)(g)

(Hbr. Point Apt.) Series 1995     32,155,000                       32,155,000
A, 3.05% (Govt. Nat'l.
Mortgage Assoc. Guaranteed)
(BPA Republic Nat'l. Bank,
New York), VRDN (b)

Rfdg. (Multi-family Hsg.          1,000,000                        1,000,000
Proj.) Series 1995 A, 3.05%
(Fannie Mae Guaranteed),
VRDN (b)

Massachusetts Ind. Fin. Agcy.     1,900,000                        1,900,000
Health Care Facilities Auth.
(Jewish Geriatric Svs.)
3.05%, LOC BankBoston NA,
VRDN (b)

Massachusetts Ind. Fin. Agcy.
Ind. Dev. Rev.:

(346 Univ. LLC) Series 1996,      1,300,000                        1,300,000
3.3%, LOC BankBoston NA,
VRDN (b)(e)

(Abbott Box Co.) Series 1997,     2,255,000                        2,255,000
3.25%, LOC Fleet Nat'l.
Bank, VRDN (b)(e)

(Barbour Corp.) Series 1998,      2,515,000                        2,515,000
3.25%, LOC Fleet Nat'l.
Bank, VRDN (b)(e)

(Barker Steel Co.) Series         800,000                          800,000
1995, 3.05%, LOC State
Street Bank & Trust Co.,
VRDN (b)(e)

(BBB Esq. LLC) Series 1996,       800,000                          800,000
3.3%, LOC BankBoston NA,
VRDN (b)(e)

(Brady Enterprises) Series        1,550,000                        1,550,000
1996, 3.35%, LOC Fleet
Nat'l. Bank, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Ind. Dev. Rev.: - continued

(Canton/Cedar Realty LLC)        $ 1,400,000                      $ 1,400,000
Series 1997, 3.25%, LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

(Carand Realty Trust) Series      900,000                          900,000
1997, 3.15%, LOC State
Street Bank & Trust Co.,
VRDN (b)(e)

(Decas Cranberry Proj.)           2,800,000                        2,800,000
Series 1997, 3.25%, LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

(Dover Instrument Corp.)          1,800,000                        1,800,000
Series 1997, 3.35%, LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

(Hazen Paper) Series 1996,        800,000                          800,000
3.3%, LOC BankBoston NA,
VRDN (b)(e)

(Heat Fab, Inc.) Series 1996,     1,595,000                        1,595,000
3.3%, LOC BankBoston NA,
VRDN (b)(e)

(Lightlife Foods, Inc.)           2,650,000                        2,650,000
Series 1997, 3.35%, LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

(Parker-Hannifin Corp. Proj.)     1,800,000                        1,800,000
Series 1997, 3.25%,  LOC
Wachovia Bank NA, VRDN (b)(e)

(Riverdale Mills Corp.)           1,800,000                        1,800,000
Series 1995, 3.3%, LOC
BankBoston NA, VRDN (b)(e)

(Sencorp Systems, Inc. Proj.)     2,300,000                        2,300,000
Series 1998 A, 3.3%,  LOC
BankBoston NA, VRDN (b)(e)

(United Plastics) Series          2,000,000                        2,000,000
1997, 3.35%, LOC Fleet
Nat'l. Bank, VRDN (b)(e)

Massachusetts Ind. Fin. Agcy.
Poll. Cont. Rev. Rfdg. Bonds
(New England Pwr. Co. Proj.):

Series 1992, 3.2% tender          4,300,000                        4,300,000
8/11/99, CP mode

Series 1993 A:

3.1% tender 9/13/99, CP mode      13,700,000                       13,700,000

3.2% tender 8/10/99, CP mode      3,200,000                        3,200,000

Series 1993 B, 3.2% tender        7,550,000                        7,550,000
8/10/99, CP mode

3.1% tender 8/18/99, CP mode      1,700,000                        1,700,000

3.15% tender 9/16/99, CP mode     27,650,000                       27,650,000

Massachusetts Ind. Fin. Agcy.
Rev.:

Participating VRDN:

Series SG 108, 3.11%              3,755,000                        3,755,000
(Liquidity Facility Societe
Generale, France) (b)(g)

Series SG 56, 3.11%               7,025,000                        7,025,000
(Liquidity Facility Societe
Generale, France) (b)(g)

(Assumption College) Series       2,750,000                        2,750,000
1998, 3.1%, LOC Fleet Nat'l.
Bank, VRDN (b)

(Buckingham Browne Nichols        3,000,000                        3,000,000
School) Series 1997, 3%,
LOC State Street Bank &
Trust Co., VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Rev.: - continued

(Fessenden School) Series        $ 3,000,000                      $ 3,000,000
1997, 3.2%, LOC Fleet Nat'l.
Bank, VRDN (b)

(Gordon College) Series 1997,     4,000,000                        4,000,000
3%, LOC State Street Bank &
Trust Co., VRDN (b)

(Governor Dummer Academy)         3,000,000                        3,000,000
Series 1996, 3%, LOC State
Street Bank & Trust Co.,
VRDN (b)

(Groton School) Series 1998       8,000,000                        8,000,000
B, 3.05% (Liquidity Facility
Fleet Nat'l. Bank), VRDN (b)

(JHC Assisted Living Corp.)       2,170,000                        2,170,000
Series 1998 A, 3.15%, LOC
Fleet Bank NA, VRDN (b)

(Mary Ann Morse Nursing Home):

Series 1994 A, 3.8%, LOC          3,200,000                        3,200,000
ABN-AMRO Bank NV, VRDN (b)

Series 1994 B, 3.05%, LOC         4,600,000                        4,600,000
ABN-AMRO  Bank NV, VRDN (b)

(Mount Ida College) Series        1,800,000                        1,800,000
1997, 3%, LOC Cr.  Local de
France, VRDN (b)

(Society for the Prevention       3,000,000                        3,000,000
of Cruelty to Animals)
Series 1997, 3.1%, LOC Fleet
Nat'l. Bank, VRDN (b)

(Southern New England School      1,500,000                        1,500,000
of Law) 3.2%, LOC Fleet
Nat'l. Bank, VRDN (b)

(Youville Place) Series 1996,     4,500,000                        4,500,000
3.2% (AMBAC Insured) (BPA
Fleet Nat'l. Bank), VRDN (b)

Massachusetts Muni. Wholesale     7,500,000                        7,500,000
Elec. Co. Series A, 3.2%
8/2/99, LOC Fleet Nat'l.
Bank, CP

Massachusetts Muni. Wholesale
Elec. Co. Pwr. Supply Sys.
Rev.:

Bonds Series FR/RI-A 13,          3,525,000                        3,525,000
3.2%, tender 8/2/99
(Liquidity Facility Nat'l.
Westminster Bank PLC) (g)

Series 1994 C, 3.05% (MBIA        9,300,000                        9,300,000
Insured) (BPA Cr. Swiss
First Boston, Inc.), VRDN (b)

Massachusetts Port Auth.
Series 1997:

3.35% 8/26/99, LOC                2,400,000                        2,400,000
Westdeutsche Landesbank
Girozentrale, CP (e)

3.35% 8/27/99, LOC                1,000,000                        1,000,000
Westdeutsche Landesbank
Girozentrale, CP (e)

Massachusetts Port Auth. Rev.     3,405,000                        3,405,000
Participating VRDN  Series
SGA 64, 3.28% (Liquidity
Facility Societe Generale,
France) (b)(e)(g)

Massachusetts Single Family       1,665,000                        1,665,000
Hsg. Auth. Participating
VRDN 3.23% (Liquidity
Facility Citibank, New York
NA) (b)(e)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Tpk. Auth.
Participating VRDN:

Series 1997 N, 3.29%             $ 6,150,000                      $ 6,150,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (b)(g)

Series PA 516, 3.11%              2,300,000                        2,300,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Series PT 135, 3.11%              16,790,000                       16,790,000
(Liquidity Facility Banco
Santander SA) (b)(g)

Massachusetts Wtr. Resources
Auth.:

Multi-Modal Subordinated Gen.
Rev.:

Series 1997 B, 3.05% (AMBAC       12,300,000                       12,300,000
Insured), VRDN (b)

Series 1998 D, 3.05% (FGIC        17,350,000                       17,350,000
Insured), VRDN (b)

Series 1999 A, 2.85%              15,000,000                       15,000,000
(Liquidity Facility Cr.
Local de France) (Liquidity
Facility Bank of Nova
Scotia), VRDN (b)

Participating VRDN Series SG      1,000,000                        1,000,000
63, 3.11% (Liquidity
Facility Societe Generale,
France) (b)(g)

Rfdg. Participating VRDN          3,440,000                        3,440,000
Series SG 17, 3.11%
(Liquidity Facility Societe
Generale, France) (b)(g)

3.05% 8/10/99, LOC Morgan         11,600,000                       11,600,000
Guaranty Trust Co., NY, CP

3.05% 9/7/99, LOC Morgan          3,700,000                        3,700,000
Guaranty Trust Co., NY, CP

3.05% 9/10/99, LOC Morgan         10,200,000                       10,200,000
Guaranty Trust Co., NY, CP

3.05% 10/7/99, LOC Morgan         1,700,000                        1,700,000
Guaranty Trust Co., NY, CP

3.1% 8/9/99, LOC Morgan           2,400,000                        2,400,000
Guaranty Trust Co., NY, CP

3.1% 8/12/99, LOC Morgan          3,600,000                        3,600,000
Guaranty Trust Co., NY, CP

3.1% 9/14/99, LOC Morgan          9,200,000                        9,200,000
Guaranty Trust Co., NY, CP

3.15% 9/3/99, LOC Morgan          1,000,000                        1,000,000
Guaranty Trust Co., NY, CP

3.3% 10/12/99, LOC Morgan         14,400,000                       14,400,000
Guaranty Trust Co., NY, CP

3.3% 10/13/99, LOC Morgan         2,900,000                        2,900,000
Guaranty Trust Co., NY, CP

3.35% 11/10/99, LOC Morgan        14,400,000                       14,400,000
Guaranty Trust Co., NY, CP

Middleborough Gen. Oblig. BAN     7,817,345                        7,821,332
3.5% 9/21/99

Natick Gen. Oblig. BAN (Lot       820,000                          820,867
B) 3.25% 1/7/00

New England Ed. Ln. Marketing     3,600,000                        3,619,457
Corp. Rev. Rfdg.  Bonds
Series H, 4.75% 12/1/99

Northampton Gen. Oblig. BAN       3,800,000                        3,802,436
3.25% 10/29/99

Northborough Gen. Oblig. BAN      2,600,000                        2,603,189
3.25% 2/2/00

Peabody Gen. Oblig. BAN 3.5%      5,000,000                        5,013,209
4/6/00

Pembroke Gen. Oblig. BAN 4%       2,200,000                        2,209,418
7/27/00

Pioneer Valley Reg'l. Transit     6,800,000                        6,800,242
Auth. RAN 4% 8/6/99
(Massachusetts Gen. Oblig.
Guaranteed)

Pittsfield Gen. Oblig. BAN        3,100,000                        3,101,038
3.75% 9/17/99

Plymouth Gen. Oblig. BAN          6,800,000                        6,803,704
3.25% 10/21/99

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Reading Gen. Oblig. BAN:

3.25% 1/13/00                    $ 2,010,000                      $ 2,012,378

3.5% 1/13/00                      3,000,000                        3,006,044

Salem Gen. Oblig. BAN 3.5%        3,050,000                        3,056,363
1/19/00

Springfield Gen. Oblig. BAN:

4% 9/2/99 (BPA Fleet Nat'l.       1,900,000                        1,900,724
Bank)

4% 3/2/00 (BPA Fleet Bank NA)     3,600,000                        3,610,272

Sterling Gen. Oblig. BAN          3,000,000                        3,004,080
3.75% 2/25/00 (a)

Sutton Gen. Oblig. BAN 3.4%       6,975,000                        6,982,953
12/8/99

Tewksbury Gen. Oblig. BAN         2,069,000                        2,071,826
3.25% 2/23/00

Wakefield Gen. Oblig. BAN         3,407,626                        3,417,374
3.5% 4/20/00

Westford Gen. Oblig. BAN 3.5%     3,900,000                        3,909,282
4/14/00

Weston Gen. Oblig. BAN 3.25%      2,957,000                        2,957,964
9/15/99

Winchester Gen. Oblig. BAN 4%     2,680,000                        2,694,578
7/3/00

Woburn Gen. Oblig. BAN 4%         3,000,000                        3,014,154
6/15/00

                                                                   765,051,554

PUERTO RICO - 0.5%

Puerto Rico Commonwealth Hwy.     3,800,000                        3,800,000
& Trans. Auth. Participating
VRDN Series ROC 2 99 2,
3.03% (Liquidity Facility
Commerzbank AG) (b)(g)

                                 SHARES

OTHER - 3.5%

Municipal Central Cash Fund       27,851,403                       27,851,403
(c)(d)

TOTAL INVESTMENT IN                                              $ 796,702,957
SECURITIES - 100%

Total Cost for Income Tax Purposes                               $ 796,703,380


SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP  - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.20%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At January 31, 1999, the fund had a capital loss carryforward of approximately $38,000 of which $28,000 and $10,000 will expire on January 31, 2005 and 2006, respectively.

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                 JULY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 796,702,957
value -  See accompanying
schedule

Cash                                         2,503,842

Receivable for investments                   9,202,142
sold

Receivable for fund shares                   2,283,092
sold

Interest receivable                          6,198,494

 TOTAL ASSETS                                816,890,527

LIABILITIES

Payable for investments        $ 2,503,975
purchased Regular delivery

 Delayed delivery               5,515,405

Payable for fund shares         1,537,453
redeemed

Distributions payable           234,984

Accrued management fee          343,921

Other payables and accrued      2,642
expenses

 TOTAL LIABILITIES                           10,138,380

NET ASSETS                                  $ 806,752,147

Net Assets consist of:

Paid in capital                             $ 806,816,323

Accumulated net realized gain                (64,470)
(loss) on investments

Unrealized gain from                         294
accretion of discount

NET ASSETS, for 806,813,332                 $ 806,752,147
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($806,752,147
(divided by) 806,813,332
shares)

STATEMENT OF OPERATIONS
                              SIX MONTHS ENDED JULY 31,
                                       1999 (UNAUDITED)

INTEREST INCOME                            $ 13,165,320

Expenses

Management fee                $ 2,124,008

Non-interested trustees'       1,355
compensation

 Total expenses before         2,125,363
reductions

 Expense reductions            (24,279)     2,101,084

NET INTEREST INCOME                         11,064,236

Realized and Unrealized Gain                (26,068)
(Loss)
Net realized gain (loss) on
investment securities

Increase (decrease) in net                  294
unrealized gain from
accretion  of discount

NET GAIN (LOSS)                             (25,774)

NET INCREASE IN NET ASSETS                 $ 11,038,462
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JULY 31,  YEAR ENDED JANUARY 31, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 11,064,236               $ 24,564,761

 Net realized gain (loss)         (26,068)                   17,457

 Increase (decrease) in net       294                        -
unrealized gain from
accretion of discount

 NET INCREASE (DECREASE) IN       11,038,462                 24,582,218
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (11,064,236)               (24,564,761)
from net interest income

Share transactions at net         419,178,761                1,074,219,913
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  9,923,819                  23,602,375
distributions from net
interest income

 Cost of shares redeemed          (527,554,503)              (937,469,999)

 NET INCREASE (DECREASE) IN       (98,451,923)               160,352,289
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (98,477,697)               160,369,746
IN NET ASSETS

NET ASSETS

 Beginning of period              905,229,844                744,860,098

 End of period                   $ 806,752,147              $ 905,229,844


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JULY 31, 1999  YEARS ENDED JANUARY 31,

                                 (UNAUDITED)                     1999                     1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                         $ 1.000                  $ 1.000    $ 1.000    $ 1.000
period

Income from Investment            .013                            .030                     .031       .030       .033
Operations Net interest
income

Less Distributions

From net interest  income         (.013)                          (.030)                   (.031)     (.030)     (.033)

Net asset value, end of period   $ 1.000                         $ 1.000                  $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN B, C                 1.30%                           3.00%                    3.19%      3.00%      3.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 806,752                       $ 905,230                $ 744,860  $ 671,462  $ 514,492
(000 omitted)

Ratio of expenses to average      .50% A                          .50%                     .50%       .50%       .50%
net assets

Ratio of expenses to average      .49% A, D                       .49% D                   .50%       .50%       .50%
net assets after expense
reductions

Ratio of net interest income      2.60% A                         2.95%                    3.15%      2.96%      3.27%
to average net assets



FINANCIAL HIGHLIGHTS

                                 YEARS ENDED JANUARY 31,

                                 1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000
period

Income from Investment            .024
Operations Net interest
income

Less Distributions

From net interest  income         (.024)

Net asset value, end of period   $ 1.000

TOTAL RETURN B, C                 2.42%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 406,287
(000 omitted)

Ratio of expenses to average      .50%
net assets

Ratio of expenses to average      .50%
net assets after expense
reductions

Ratio of net interest income      2.40%
to average net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JULY 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MA MUNICIPAL MONEY   1.27%          2.70%        15.64%        36.19%
MARKET

Massachusetts Tax-Free        1.20%          2.55%        15.51%        36.19%
Money Market Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 10 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JULY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MA MUNICIPAL MONEY     2.70%        2.95%         3.14%
MARKET

Massachusetts Tax-Free          2.55%        2.92%         3.14%
Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                               8/2/99  5/3/99  2/1/99  11/2/98  8/3/98



Fidelity Massachusetts         2.55%   3.01%   2.41%   2.69%    3.01%
Municipal Money  Market Fund



Massachusetts Tax-Free  Money  2.46%   2.88%   2.24%   2.57%    2.89%
Market  Funds Average



Fidelity Massachusetts         4.22%   4.98%   3.98%   4.47%    5.00%
Municipal Money Market  Fund
- Tax-equivalent



Portion of fund's income       7.01%   5.87%   9.71%   0.00%    0.00%
subject to state taxes




YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 39.81% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because
it ignores the way taxes
reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind
that the U.S. Government
neither insures nor guarantees
a money market fund, and
there is no assurance that a
money market fund will
maintain a $1 share price.

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Scott Orr)

An interview with Scott Orr, Portfolio Manager of Fidelity
Massachusetts Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE SIX MONTHS THAT ENDED JULY 31, 1999?

A. As the period began, the market had emerged from the shadow of the global financial turmoil that plagued it in the third and early fourth quarters of 1998. Economic growth in the U.S. continued to be strong, spurred by healthy consumer demand and solid job growth. As time passed, it became more and more clear that the Federal Reserve Board would discontinue the interest-rate cuts it had employed to boost the markets from September through November 1998.

Q. WHAT HAPPENED MORE RECENTLY?

A. In March and April, data indicated that inflation might not be as well-behaved as it had been in the recent past. Sentiment shifted from the expectation that Fed policy was going to be unchanged to one expecting a Fed rate increase. Such a hike would be employed by the Fed to curb economic growth and diminish inflationary pressures. By the end of May, the consensus viewpoint in the market was not "if" the Fed would raise short-term interest rates, but "when." On June 30, the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.25 percentage points to 5.0%. Although the Fed indicated at that time that it had changed from a bias toward raising rates to a neutral stance, it wasn't long before signs emerged indicating the strong possibility of another rate hike. Fed Chairman Alan Greenspan reinforced that idea by telling Congress in his semiannual Humphrey-Hawkins testimony that the Fed was poised to raise rates if necessary to keep inflation at bay.

Q. WHAT WAS THE FUND'S STRATEGY DURING THE PERIOD?

A. The fund started the period with an average maturity of 42 days, a neutral posture given changing interest-rate expectations. Early in the period, I focused the fund's investments in short-term, variable-rate securities, because supply of one-year notes was weak and I didn't feel their yields fully reflected my expectations for higher interest rates. The maturity rolled down to the mid-30-day range. In April, when market sentiment began to change and yields on one-year fixed-rate securities started to more accurately reflect my expectations, I invested more heavily in these securities to lock in attractive yields. As a result, the fund's maturity moved out to 51 days by the end of the period, roughly equal to its peers. In addition, I turned some of my focus - within the limits set by the fund's prospectus - to out-of-state investment opportunities that offered more appealing after-tax yields than tax-free alternatives in the Massachusetts market. Even though more of shareholders' income will be taxable at the state level this year because of the out-of-state investments, I pursued this strategy so the fund could provide higher yields on a tax-adjusted basis than if I had chosen to invest the same assets in significantly lower-yielding, tax-exempt Massachusetts securities.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on July 31, 1999, was 2.56%, compared to 2.42% six months ago. The more recent seven-day yield was the equivalent of a 4.24% taxable rate of return for Massachusetts investors in the 39.81% combined state and federal income tax bracket, and reflects that a portion of the fund's income was subject to state taxes. Through July 31, 1999, the fund's six-month total return was 1.27%, compared to 1.20% for the Massachusetts tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK?

A. Given Chairman Greenspan's comments and emerging economic data, signs point to a Fed rate hike in August and perhaps another one later in the year. The economy remains strong, labor markets are tight and there are some signs that we'll see wage increases that may be alarming to the Fed. Inflation, though well-behaved, is still a concern. It's conceivable the Fed would look to erase the effects of its rate cuts in late 1998, which were implemented largely to provide liquidity to the markets, not to supply fuel to the economy. In addition, the Fed may want to implement its policy well in advance of the new year, in an attempt to avoid changing interest-rate policy during a time when potential Year 2000 (Y2K) computer problems may occur. Indeed, a concern as we move toward the end of the year is the Y2K issue and its possible impact on municipal securities. As one of many factors we look at, we'll be paying close attention to this issue in the months ahead.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: high current tax-free
income for Massachusetts
residents, while maintaining a
stable $1 share price

FUND NUMBER: 074

TRADING SYMBOL: FDMXX

START DATE: November 11,
1983

SIZE: as of July 31, 1999,
more than $1.7 billion

MANAGER: Scott Orr, since
1997; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1989

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                    % OF FUND'S INVESTMENTS 7/31/99  % OF FUND'S INVESTMENTS 1/31/99  % OF FUND'S INVESTMENTS 7/31/98

  0 - 30                 68.8                             70.0                             55.4

 31 - 90                 13.7                             17.7                             22.3

 91 - 180                5.1                              5.9                              8.2

181 - 397                12.4                             6.4                              14.1

WEIGHTED AVERAGE MATURITY

                        7/31/99                          1/31/99                          7/31/98

Fidelity
Massachusetts           51 DAYS                          42 Days                          66 Days
Municipal Money
Market Fund

Massachusetts
Tax-Free Money          50 DAYS                          45 Days                          59 Days
Market Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JULY 31, 1999                                            AS OF JANUARY 31, 1999

Variable Rate Demand Notes                                     Variable Rate Demand Notes
(VRDNs)                          52.3%                         (VRDNs)                           50.3%

Commercial Paper (including                                    Commercial Paper (including
CP Mode)                         16.7%                         CP Mode)                          18.0%

Tender Bonds                      0.4%                         Tender Bonds                       1.0%

Municipal Notes                  21.8%                         Municipal Notes                   20.3%

Municipal Money  Market Funds     6.2%                         Municipal Money  Market Funds     10.0%

Other Investments                 2.6%                         Other Investments                  0.4%

Row: 1, Col: 1, Value: 52.3                                    Row: 1, Col: 1, Value: 50.3
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 16.7                                    Row: 1, Col: 3, Value: 18.0
Row: 1, Col: 4, Value: 0.4                                     Row: 1, Col: 4, Value: 1.0
Row: 1, Col: 5, Value: 21.8                                    Row: 1, Col: 5, Value: 20.3
Row: 1, Col: 6, Value: 6.2                                     Row: 1, Col: 6, Value: 10.0
Row: 1, Col: 7, Value: 0.0                                     Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.6                                     Row: 1, Col: 8, Value: 0.4





*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENTS JULY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - 93.0%

Agawam Gen. Oblig. BAN 3.25%     $ 6,200,000                        $ 6,202,126
9/10/99

Billerica Gen. Oblig. BAN 4%      6,800,000                          6,831,270
7/14/00

Boston Gen. Oblig. Bonds          4,600,000                          4,604,290
Series C, 3.25% 11/1/99

Boston Ind. Dev. Rev. (New        3,595,000                          3,595,000
Boston Seafood Ctr.) Series
1997, 3.15%, LOC BankBoston
NA, VRDN (b)(e)

Boston Wtr. & Swr. Commission
Rev.:

Participating VRDN Series SG      8,380,000                          8,380,000
75, 3.11% (Liquidity
Facility Societe Generale,
France) (b)(g)

Series 1994 A, 2.95%, LOC         7,600,000                          7,600,000
State Street Bank & Trust
Co., VRDN (b)

Brockton Area Transit Auth.       4,300,000                          4,300,181
RAN 4% 8/6/99

Brookline Gen. Oblig. BAN         10,600,000                         10,627,301
3.5% 6/1/00

Canton Gen. Oblig. BAN 3.5%       2,242,030                          2,247,602
6/9/00

Carlisle Gen. Oblig. BAN 3.9%     2,700,000                          2,700,739
8/27/99

Chelmsford Gen. Oblig. BAN        5,300,000                          5,307,071
3.5% 2/10/00

Dudley Charlton Reg'l. School     2,840,000                          2,840,000
District Participating VRDN
Series ML PA521, 3.11%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Franklin Gen. Oblig. BAN 4%       5,765,000                          5,791,011
6/1/00

Groton-Dunstable Reg'l.           6,500,000                          6,529,122
School District BAN 4%
7/27/00

Hanover Gen. Oblig. BAN 4%        5,500,000                          5,524,915
6/29/00 (a)

Holliston Gen. Oblig. BAN:

3.5% 12/15/99                     5,900,000                          5,907,768

3.75% 9/23/99                     5,700,000                          5,702,640

3.75% 10/15/99                    5,400,000                          5,405,581

Ipswich Gen. Oblig. BAN 3.3%      22,520,000                         22,530,362
11/17/99

Ludlow Gen. Oblig. BAN 4%         4,500,000                          4,519,049
7/14/00

Mansfield Gen. Oblig. BAN:

3.25% 10/28/99                    3,600,000                          3,602,049

3.5% 10/28/99                     5,400,000                          5,404,599

Massachusetts Bay Trans. Auth.:

Participating VRDN:

Series 1998 107, 3.16%            5,575,000                          5,575,000
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(b)(g)

Series SG 25, 3.11%               9,800,000                          9,800,000
(Liquidity Facility Societe
Generale, France) (b)(g)

RAN:

Series 1998 B, 4.25% 9/3/99       41,900,000                         41,930,531

Series 1999 A, 3.5% 2/25/00       67,200,000                         67,298,557

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Bay Trans.
Auth.: - continued

Series 1999, 2.9% (Liquidity     $ 20,000,000                       $ 20,000,000
Facility Commerzbank AG),
VRDN (b)

Massachusetts Dev. Fin. Agcy.
Rev.:

(Boston Renaissance Charter       10,275,000                         10,275,000
School) Series 1999, 3.16%,
LOC BankBoston NA, VRDN (b)

(Brooks School Issue Proj.)       3,800,000                          3,800,000
Series 1999 A, 3.1% (MBIA
Insured), VRDN (b)

(Shady Hills School) Series       3,000,000                          3,000,000
1998 A, 3.1%, LOC State
Street Bank & Trust Co.,
VRDN (b)

Massachusetts Gen. Oblig.:

Bonds Series A, 4% 2/1/00         16,200,000                         16,250,086

Participating VRDN:

Series 132, 3.16% (Liquidity      4,900,000                          4,900,000
Facility Morgan Stanley,
Dean Witter & Co.) (b)(g)

Series 1996 SG 38, 3.11%          5,000,000                          5,000,000
(Liquidity Facility Societe
Generale, France) (b)(g)

Series 96C2101, 3.18%             8,955,000                          8,955,000
(Liquidity Facility
Citibank, New York NA) (b)(g)

Series FR/RI A20, 3.25%           6,700,000                          6,700,000
(Liquidity Facility Nat'l.
Westminster Bank PLC) (b)(g)

Series MS 9, 3.16% (Liquidity     8,365,000                          8,365,000
Facility Morgan Stanley,
Dean Witter & Co.) (b)(g)

Series PA 160, 3.11%              3,035,000                          3,035,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Series PA 164, 3.11%              12,848,000                         12,848,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Series ROC 44, 3.21%              6,700,000                          6,700,000
(Liquidity Facility Toronto
Dominion Bank) (b)(g)

Series SG 47, 3.11%               5,800,000                          5,800,000
(Liquidity Facility Societe
Generale, France) (b)(g)

Rfdg.:

Series 1997 B, 2.9%, VRDN (b)     57,800,000                         57,800,000

Series 1998 B, 3%, VRDN (b)       49,760,000                         49,760,000

Participating VRDN Series 35,     21,630,000                         21,630,000
3.16% (Liquidity Facility
Morgan Stanley, Dean Witter
& Co.) (b)(g)

Series 1998 A, 3%, VRDN (b)       51,400,000                         51,400,000

Massachusetts Health & Edl.
Facilities Auth. Rev.:

Bonds:

(Emerson Hosp.) Series C, 8%      10,000,000                         10,569,907
7/1/18 (Pre-Refunded to
7/1/00 @ 102) (f)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities Auth. Rev.: -
continued

Bonds: - continued

(Harvard Univ.):

3.05% tender 8/10/99, CP mode    $ 10,600,000                       $ 10,600,000

3.05% tender 9/10/99, CP mode     7,800,000                          7,800,000

3.1% tender 8/9/99, CP mode       3,000,000                          3,000,000

3.1% tender 8/12/99, CP mode      3,850,000                          3,850,000

3.1% tender 9/14/99, CP mode      3,300,000                          3,300,000

3.1% tender 9/14/99, CP mode      6,600,000                          6,600,000

3.3% tender 9/14/99, CP mode      1,200,000                          1,200,000

(Partners HealthCare Sys.         4,225,000                          4,242,832
Cap. Asset Prog.)  Series B,
4% 7/1/00

Participating VRDN:

Series 1997 Y, 3.25%              6,500,000                          6,500,000
(Liquidity Facility First
Union Nat'l. Bank of North
Carolina) (b)(g)

Series MS 98-80, 3.16%            2,445,000                          2,445,000
(Liquidity Facility Morgan
Stanley, Dean Witter & Co.)
(b)(g)

Series SG 27, 3.11%               7,500,000                          7,500,000
(Liquidity Facility Societe
Generale, France) (b)(g)

(Berklee College of Music)        5,500,000                          5,500,000
Series D, 3.05% (MBIA
Insured) (BPA Cr. Swiss
First Boston, Inc.), VRDN (b)

(Hallmark Health Sys.) Series     7,350,000                          7,350,000
1988 B, 3.05% (FSA Insured)
(BPA Fleet Nat'l. Bank),
VRDN (b)

(Harvard Univ.):

Issue I, 3%, VRDN (b)             3,400,000                          3,400,000

Series I, 3%, VRDN (b)            5,400,000                          5,400,000

Series Q-1, 3%, VRDN (b)          9,330,000                          9,330,000

(Home for Little Wanderers)       5,100,000                          5,100,000
Series B, 3.1% (Liquidity
Facility BankBoston NA),
VRDN (b)

(Partners HealthCare Sys.
Cap. Asset Prog.):

Series P 1, 3.05% (FSA            23,625,000                         23,625,000
Insured), VRDN (b)

Series P 2, 3.05% (FSA            19,300,000                         19,300,000
Insured), VRDN (b)

Massachusetts Hsg. Fin. Agcy.:

Bonds Series B 1, 3.05%           3,500,000                          3,500,000
11/15/99 (e)

Participating VRDN:

Series 1998 B, 3.16%              36,105,000                         36,105,000
(Liquidity Facility Caisse
des  Depots et
Consignations) (b)(e)(g)

Series PA 132, 3.16%              1,225,000                          1,225,000
(Liquidity Facility  Merrill
Lynch & Co., Inc.) (b)(e)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Hsg. Fin.
Agcy.: - continued

Participating VRDN: - continued

Series PA 370, 3.16%             $ 3,600,000                        $ 3,600,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Series PA 83, 3.16%               6,216,000                          6,216,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Series PT 212, 3.16%              5,600,000                          5,600,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

Series PT 250, 3.11%              6,400,000                          6,400,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(g)

Series PT 33, 3.16%               4,940,000                          4,940,000
(Liquidity Facility Banque
Nationale de Paris) (b)(e)(g)

Series PT 42, 3.11%               1,830,000                          1,830,000
(Liquidity Facility
Commerzbank AG) (b)(g)

(Hbr. Point Apt.) Series 1995     31,850,000                         31,850,000
A, 3.05% (Govt. Nat'l.
Mortgage Assoc. Guaranteed)
(BPA Republic Nat'l. Bank,
New York), VRDN (b)

(Princeton Crossing Proj.)        14,900,000                         14,900,000
Series 1996, 3.05%, LOC Gen.
Elec. Cap. Corp., VRDN (b)(e)

Massachusetts Ind. Fin. Agcy.     5,000,000                          5,000,000
Health Care Facilities Auth.
(Jewish Geriatric Svs.)
3.05%, LOC BankBoston NA,
VRDN (b)

Massachusetts Ind. Fin. Agcy.
Ind. Dev. Rev.:

(346 Univ. LLC) Series 1996,      1,700,000                          1,700,000
3.3%, LOC BankBoston NA,
VRDN (b)(e)

(Abbott Box Co.) Series 1997,     3,500,000                          3,500,000
3.25%, LOC Fleet Nat'l.
Bank, VRDN (b)(e)

(Barbour Corp.) Series 1998,      3,900,000                          3,900,000
3.25%, LOC Fleet Nat'l.
Bank, VRDN (b)(e)

(Barker Steel Co.) Series         900,000                            900,000
1995, 3.05%, LOC State
Street Bank & Trust Co.,
VRDN (b)(e)

(BBB Esq. LLC) Series 1996,       1,100,000                          1,100,000
3.3%, LOC BankBoston NA,
VRDN (b)(e)

(Boutwell Owens & Co., Inc.)      5,000,000                          5,000,000
Series 1998, 3.25%, LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

(Brady Enterprises) Series        2,100,000                          2,100,000
1996, 3.35%, LOC Fleet
Nat'l. Bank, VRDN (b)(e)

(Canton/Cedar Realty LLC)         1,900,000                          1,900,000
Series 1997, 3.25%, LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

(Carand Realty Trust) Series      800,000                            800,000
1997, 3.15%, LOC State
Street Bank & Trust Co.,
VRDN (b)(e)

(Constitution Corp. Proj.)        3,500,000                          3,500,000
Series 1998, 3.3%, LOC
BankBoston NA, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Ind. Dev. Rev.: - continued

(Decas Cranberry Proj.)          $ 3,950,000                        $ 3,950,000
Series 1997, 3.25%, LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

(Dover Instrument Corp.)          2,700,000                          2,700,000
Series 1997, 3.35%, LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

(Hazen Paper) Series 1996,        1,200,000                          1,200,000
3.3%, LOC BankBoston NA,
VRDN (b)(e)

(Heat Fab, Inc.) Series 1996,     2,420,000                          2,420,000
3.3%, LOC BankBoston NA,
VRDN (b)(e)

(Interpolymer Corp.) Series       3,000,000                          3,000,000
1992, 3.3%, LOC BankBoston
NA, VRDN (b)(e)

(Lightlife Foods, Inc.)           4,200,000                          4,200,000
Series 1997, 3.35%, LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

(Longview Fibre Co.) Series       2,070,000                          2,070,000
1987, 3.1%, LOC ABN-AMRO
Bank NV, VRDN (b)

(Parker-Hannifin Corp. Proj.)     2,700,000                          2,700,000
Series 1997, 3.25%, LOC
Wachovia Bank NA, VRDN (b)(e)

(Riverdale Mills Corp.)           3,200,000                          3,200,000
Series 1995, 3.3%, LOC
BankBoston NA, VRDN (b)(e)

(Sencorp Systems, Inc. Proj.)     4,400,000                          4,400,000
Series 1998 A, 3.3%, LOC
BankBoston NA, VRDN (b)(e)

(United Med. Corp.) Series        2,300,000                          2,300,000
1992, 3.1%, VRDN (b)(e)

(United Plastics) Series          2,200,000                          2,200,000
1997, 3.35%, LOC Fleet
Nat'l. Bank, VRDN (b)(e)

Massachusetts Ind. Fin. Agcy.
Poll. Cont. Rev. Rfdg. Bonds
(New England Pwr. Co. Proj.):

Series 1992, 3.2% tender          32,500,000                         32,500,000
8/11/99, CP mode

Series 1993 A:

3.1% tender 9/13/99, CP mode      14,600,000                         14,600,000

3.15% tender 9/15/99, CP mode     1,500,000                          1,500,000

3.2% tender 8/10/99, CP mode      3,300,000                          3,300,000

Series 1993 B:

3.15% tender 8/18/99, CP mode     2,800,000                          2,800,000

3.15% tender 9/16/99, CP mode     23,400,000                         23,400,000

3.2% tender 8/10/99, CP mode      4,000,000                          4,000,000

3.3% tender 8/26/99, CP mode      1,500,000                          1,500,000

Massachusetts Ind. Fin. Agcy.
Rev.:

Participating VRDN:

Series SG 108, 3.11%              6,000,000                          6,000,000
(Liquidity Facility Societe
Generale, France) (b)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Rev.: - continued

Participating VRDN: - continued

Series SG 56, 3.11%              $ 11,100,000                       $ 11,100,000
(Liquidity Facility Societe
Generale, France) (b)(g)

(Assumption College) Series       4,000,000                          4,000,000
1998, 3.1%, LOC Fleet Nat'l.
Bank, VRDN (b)

(Buckingham Browne Nichols        4,000,000                          4,000,000
School) Series 1997, 3%, LOC
State Street Bank & Trust
Co., VRDN (b)

(Fessenden School) Series         4,405,000                          4,405,000
1997, 3.2%, LOC Fleet Nat'l.
Bank, VRDN (b)

(Goddard House) 3.05%, LOC        8,130,000                          8,130,000
Fleet Bank NA, VRDN (b)

(Groton School) Series 1998       12,000,000                         12,000,000
B, 3.05% (Liquidity Facility
Fleet Nat'l. Bank), VRDN (b)

(Heritage at Darmouth) Series     1,825,000                          1,825,000
1996, 3.15%, LOC BankBoston
NA, VRDN (b)(e)

(Heritage at Hingham) Series      6,390,000                          6,390,000
1997, 3.15%, LOC Fleet
Nat'l. Bank, VRDN (b)(e)

(JHC Assisted Living Corp.)       3,800,000                          3,800,000
Series 1998 A, 3.15%, LOC
Fleet Bank NA, VRDN (b)

(Mary Ann Morse Nursing Home):

Series 1994 A, 3.8%, LOC          5,600,000                          5,600,000
ABN-AMRO  Bank NV, VRDN (b)

Series 1994 B, 3.05%, LOC         6,600,000                          6,600,000
ABN-AMRO Bank NV, VRDN (b)

(Society for the Prevention       3,900,000                          3,900,000
of Cruelty to Animals)
Series 1997, 3.1%, LOC Fleet
Nat'l. Bank, VRDN (b)

(Southern New England School      1,785,000                          1,785,000
of Law) 3.2%, LOC Fleet
Nat'l. Bank, VRDN (b)

(Wheelock College Issue)          3,900,000                          3,900,000
Series A, 3.1%, LOC
BankBoston NA, VRDN (b)

(Youville Place) Series 1996,     5,300,000                          5,300,000
3.2% (AMBAC Insured) (BPA
Fleet Nat'l. Bank), VRDN (b)

Massachusetts Muni. Wholesale
Elec. Co.:

Series A:

3.1% 8/10/99, LOC Fleet           1,000,000                          1,000,000
Nat'l. Bank, CP

3.2% 8/2/99, LOC Fleet Nat'l.     7,000,000                          7,000,000
Bank, CP

Series B, 3.1% 10/8/99, LOC       2,475,000                          2,475,000
Fleet Nat'l. Bank, CP

Massachusetts Muni. Wholesale
Elec. Co. Pwr. Supply Sys.
Rev.:

Bonds Series FR/RI-A 13,          7,100,000                          7,100,000
3.2%, tender 8/2/99
(Liquidity Facility Nat'l.
Westminster Bank PLC) (g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Muni. Wholesale
Elec. Co. Pwr. Supply Sys.
Rev.: - continued

Series 1994 C, 3.05% (MBIA       $ 3,235,000                        $ 3,235,000
Insured) (BPA Cr. Swiss
First Boston, Inc.), VRDN (b)

Massachusetts Port Auth.
Series 1997:

3.2% 8/5/99, LOC Westdeutsche     3,000,000                          3,000,000
Landesbank Girozentrale, CP
(e)

3.35% 8/26/99, LOC                6,600,000                          6,600,000
Westdeutsche Landesbank
Girozentrale, CP (e)

Massachusetts Port Auth. Rev.:

Participating VRDN Series SGA     5,300,000                          5,300,000
64, 3.28% (Liquidity
Facility Societe Generale,
France) (b)(e)(g)

Rfdg. Participating VRDN          5,995,000                          5,995,000
Series ROC 45, 3.21%
(Liquidity Facility Toronto
Dominion Bank) (b)(g)

Massachusetts Spl. Oblig.         9,695,000                          9,695,000
Rev. Participating VRDN
Series ROC 27, 3.21%
(Liquidity Facility Toronto
Dominion Bank) (b)(g)

Massachusetts Tpk. Auth.
Participating VRDN:

Series 1997 N, 3.29%              9,200,000                          9,200,000
(Liquidity Facility Bank of
America Nat'l. Trust &
Savings Assoc.) (b)(g)

Series PA 489, 3.11%              2,425,000                          2,425,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Series PA 516, 3.11%              4,540,000                          4,540,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Series PT 135, 3.11%              35,500,000                         35,500,000
(Liquidity Facility Banco
Santander SA) (b)(g)

Massachusetts Wtr. Resources
Auth.:

Multi-Modal Subordinated Gen.
Rev.:

Series 1997 B, 3.05% (AMBAC       45,600,000                         45,600,000
Insured), VRDN (b)

Series 1998 D, 3.05% (FGIC        51,600,000                         51,600,000
Insured), VRDN (b)

Series 1999 A, 2.85%              25,000,000                         25,000,000
(Liquidity Facility Cr.
Local de France) (Liquidity
Facility Bank of Nova
Scotia), VRDN (b)

Participating VRDN Series SG      1,000,000                          1,000,000
63, 3.11% (Liquidity
Facility Societe Generale,
France) (b)(g)

Rfdg. Participating VRDN          5,000,000                          5,000,000
Series SG 17, 3.11%
(Liquidity Facility Societe
Generale, France) (b)(g)

3.05% 8/10/99, LOC Morgan         36,000,000                         36,000,000
Guaranty Trust Co., NY, CP

3.05% 9/7/99, LOC Morgan          10,600,000                         10,600,000
Guaranty Trust Co., NY, CP

3.05% 9/10/99, LOC Morgan         14,800,000                         14,800,000
Guaranty Trust Co., NY, CP

3.05% 10/7/99, LOC Morgan         3,300,000                          3,300,000
Guaranty Trust Co., NY, CP

3.1% 8/5/99, LOC Morgan           3,000,000                          3,000,000
Guaranty Trust Co., NY, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Wtr. Resources
Auth.: - continued

3.1% 8/9/99, LOC Morgan          $ 7,100,000                        $ 7,100,000
Guaranty Trust Co., NY, CP

3.1% 8/11/99, LOC Morgan          3,000,000                          3,000,000
Guaranty Trust Co., NY, CP

3.1% 8/11/99, LOC Morgan          2,500,000                          2,500,000
Guaranty Trust Co., NY, CP

3.1% 8/12/99, LOC Morgan          6,400,000                          6,400,000
Guaranty Trust Co., NY, CP

3.1% 9/14/99, LOC Morgan          11,200,000                         11,200,000
Guaranty Trust Co., NY, CP

3.15% 9/13/99, LOC Morgan         1,000,000                          1,000,000
Guaranty Trust Co., NY, CP

3.3% 10/12/99, LOC Morgan         16,900,000                         16,900,000
Guaranty Trust Co., NY, CP

3.3% 10/13/99, LOC Morgan         6,100,000                          6,100,000
Guaranty Trust Co., NY, CP

3.35% 11/10/99, LOC Morgan        16,900,000                         16,900,000
Guaranty Trust Co., NY, CP

Middleborough Gen. Oblig. BAN     5,600,000                          5,602,856
3.5% 9/21/99

Natick Gen. Oblig. BAN:

(Lot A) 3.25% 8/6/99              1,274,000                          1,274,046

3.75% 8/4/00 (a)                  5,530,000                          5,545,982

New England Ed. Ln. Marketing     6,400,000                          6,434,589
Corp. Rev. Rfdg. Bonds
Series H, 4.75% 12/1/99

Northampton Gen. Oblig. BAN       6,455,000                          6,459,138
3.25% 10/29/99

Northborough Gen. Oblig. BAN      4,610,000                          4,615,655
3.25% 2/2/00

Northborough Ind. Dev. Rev.       2,900,000                          2,900,000
(True Realty Corp. Proj.
Toys R Us, Inc.) 3.275%, LOC
Chase Manhattan Bank, VRDN
(b)

Peabody Gen. Oblig. BAN 3.5%      9,500,000                          9,527,290
4/28/00

Pembroke Gen. Oblig. BAN 4%       4,400,000                          4,418,835
7/27/00

Pioneer Valley Reg'l. Transit     10,200,000                         10,200,363
Auth. RAN 4% 8/6/99
(Massachusetts Gen. Oblig.
Guaranteed)

Pittsfield Gen. Oblig. BAN        4,900,000                          4,901,640
3.75% 9/17/99

Plymouth Gen. Oblig. BAN          12,200,000                         12,206,645
3.25% 10/21/99

Reading Gen. Oblig. BAN:

3.25% 1/13/00                     3,600,000                          3,604,259

3.5% 1/13/00                      5,400,000                          5,410,880

Salem Gen. Oblig. BAN 3.5%        5,200,000                          5,210,849
1/19/00

Springfield Gen. Oblig. BAN:

4% 9/2/99 (BPA Fleet Nat'l.       2,700,000                          2,701,028
Bank)

4% 3/2/00 (BPA Fleet Bank NA)     7,900,000                          7,922,541

4% 6/23/00 (BPA Fleet Bank NA)    2,880,000                          2,892,419

Sterling Gen. Oblig. BAN          6,300,000                          6,308,568
3.75% 2/25/00 (a)

Sudbury Gen. Oblig. BAN:

Series A, 3.25% 8/11/99           4,000,000                          4,000,397

3.25% 8/11/99                     8,100,000                          8,100,391

Sutton Gen. Oblig. BAN 3.4%       12,900,000                         12,914,709
12/8/99

Tewksbury Gen. Oblig. BAN         3,700,000                          3,705,053
3.25% 2/23/00

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Wakefield Gen. Oblig. BAN        $ 6,300,000                        $ 6,318,022
3.5% 4/20/00

Westford Gen. Oblig. BAN 3.5%     7,100,000                          7,116,897
4/14/00

Weston Gen. Oblig. BAN 3.25%      5,200,000                          5,201,695
9/15/99

Winchester Gen. Oblig. BAN 4%     8,200,000                          8,244,605
7/3/00

                                                                     1,589,632,941

PUERTO RICO - 0.8%

Puerto Rico Commonwealth Hwy.
& Trans. Auth. Participating
VRDN:

Series ROC 11, 3.03%              6,900,000                          6,900,000
(Liquidity Facility
Commerzbank AG) (b)(g)

Series ROC 2 99 2, 3.03%          4,000,000                          4,000,000
(Liquidity Facility
Commerzbank AG) (b)(g)

Puerto Rico Elec. Pwr. Auth.      2,500,000                          2,500,000
Pwr. Rev. Participating VRDN
Series 2-99-3, 3.03%
(Liquidity Facility
Commerzbank AG) (b)(g)

                                                                     13,400,000

                                 SHARES

OTHER - 6.2%

Municipal Central Cash Fund       105,894,790                        105,894,790
(c)(d)

TOTAL INVESTMENT IN                                                $ 1,708,927,731
SECURITIES - 100%

Total Cost for Income Tax Purposes                                 $ 1,708,928,062


SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.20%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At January 31, 1999, the fund had a capital loss carryforward of approximately $39,000, all of which will expire on January 31, 2005.

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 1,708,927,731
value - See  accompanying
schedule

Cash                                         5,282,066

Receivable for investments                   17,504,075
sold

Receivable for fund shares                   19,350,951
sold

Interest receivable                          12,181,440

Prepaid expenses                             26,942

 TOTAL ASSETS                                1,763,273,205

LIABILITIES

Payable for investments        $ 5,308,427
purchased Regular delivery

 Delayed delivery               17,379,465

Payable for fund shares         6,573,344
redeemed

Distributions payable           75,938

Accrued management fee          542,700

Other payables and accrued      284,298
expenses

 TOTAL LIABILITIES                           30,164,172

NET ASSETS                                  $ 1,733,109,033

Net Assets consist of:

Paid in capital                             $ 1,733,181,363

Accumulated net realized gain                (72,938)
(loss) on investments

Unrealized gain from                         608
accretion of discount

NET ASSETS, for 1,733,092,235               $ 1,733,109,033
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($1,733,109,033
(divided by) 1,733,092,235
shares)

STATEMENT OF OPERATIONS
                               SIX MONTHS ENDED JULY 31,
                                        1999 (UNAUDITED)

INTEREST INCOME                             $ 25,569,142

EXPENSES

Management fee                 $ 3,164,912

Transfer agent fees             1,140,888

Accounting fees and expenses    93,874

Non-interested trustees'        2,536
compensation

Custodian fees and expenses     36,467

Registration fees               60,209

Audit                           12,938

Legal                           1,723

Miscellaneous                   32,330

 Total expenses before          4,545,877
reductions

 Expense reductions             (4,630)      4,541,247

NET INTEREST INCOME                          21,027,895

REALIZED AND UNREALIZED GAIN                 (33,483)
(LOSS)
Net realized gain (loss) on
investment securities

Increase (decrease) in net                   608
unrealized gain from
accretion of discount

NET GAIN (LOSS)                              (32,875)

NET INCREASE IN NET ASSETS                  $ 20,995,020
RESULTING FROM OPERATIONS

OTHER INFORMATION

Expense reductions Custodian                $ 4,630
credits

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED JULY 31,  YEAR ENDED JANUARY 31, 1999
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 21,027,895               $ 38,716,227

 Net realized gain (loss)         (33,483)                   26,764

 Increase (decrease) in net       608                        -
unrealized gain from
accretion of discount

 NET INCREASE (DECREASE) IN       20,995,020                 38,742,991
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (21,027,895)               (38,716,227)
from net interest income

Share transactions at net         2,963,452,693              4,715,000,617
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  20,411,150                 37,340,541
distributions from net
interest income

 Cost of shares redeemed          (2,835,861,476)            (4,366,774,894)

 NET INCREASE (DECREASE) IN       148,002,367                385,566,264
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       147,969,492                385,593,028
IN NET ASSETS

NET ASSETS

 Beginning of period              1,585,139,541              1,199,546,513

 End of period                   $ 1,733,109,033            $ 1,585,139,541


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED JULY 31, 1999  YEARS ENDED JANUARY 31,

                                 (UNAUDITED)                     1999                    1998         1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                         $ 1.000                 $ 1.000      $ 1.000    $ 1.000
period

Income from Investment            .013                            .029                    .031         .029       .032
Operations Net interest
income

Less Distributions

From net  interest  income        (.013)                          (.029)                  (.031)       (.029)     (.032)

Net asset value, end of period   $ 1.000                         $ 1.000                 $ 1.000      $ 1.000    $ 1.000

TOTAL RETURN B                    1.27%                           2.90%                   3.10%        2.90%      3.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,733,109                     $ 1,585,140             $ 1,199,547  $ 967,689  $ 847,490
(000 omitted)

Ratio of expenses to average      .55% A                          .56%                    .57%         .59%       .60%
net assets

Ratio of net interest income      2.54% A                         2.86%                   3.07%        2.86%      3.15%
to average  net assets



FINANCIAL HIGHLIGHTS

                                 YEARS ENDED JANUARY 31,

                                 1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000
period

Income from Investment            .023
Operations Net interest
income

Less Distributions

From net  interest  income        (.023)

Net asset value, end of period   $ 1.000

TOTAL RETURN B                    2.29%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 756,929
(000 omitted)

Ratio of expenses to average      .63%
net assets

Ratio of net interest income      2.28%
to average  net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED

NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Massachusetts Municipal Income Fund (the income fund), Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the money market funds) (collectively, the funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Massachusetts. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUNDS. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the municipal money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to wash sales and futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. OPERATING POLICIES -
CONTINUED

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, there were no investments in restricted securities.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $186,724,272 and $127,020,125, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser for the income fund and Fidelity Municipal Money Market Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate for each fund is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annualized rates of .38% of average net assets for the income fund and Fidelity Massachusetts Municipal Money Market Fund.

For Spartan Massachusetts Municipal Money Market Fund, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by Spartan Massachusetts Municipal Money Market Fund is reduced by an amount equal to the fees and expenses paid to the non-interested Trustees. FMR receives a fee that is computed daily at an annual rate of .50% of the average net assets of the Spartan Massachusetts Municipal Money Market Fund.

FMR also bears the cost of providing shareholder services to Spartan Massachusetts Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $2,487 for the period.

SUB-ADVISER FEE. As the income (effective January 1, 1999) and the money market funds' investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999 for the income fund and June 21, 1999 for Fidelity Massachusetts Municipal Money Market Fund Citibank, N.A.(Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .08% and .14% of average net assets for the income fund and Fidelity Massachusetts Municipal Money Market Fund, respectively.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The money market funds may be subject to a special assessment of up to approximately 2.5 times fund's annual gross premium if covered losses exceed certain levels. Fidelity Massachusetts Municipal Money Market Fund paid premiums of $64,660 to FIDFUNDS, which are being amortized over one year. During the period, FMR has borne the cost of Spartan Massachusetts Municipal Money Market Fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

The income fund and Fidelity Massachusetts Municipal Money Market Fund have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on the applicable fund's Statement of Operations.

FMR has entered into an arrangement on behalf of Spartan Massachusetts Municipal Money Market Fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $24, 279 under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
Company
Boston, MA

SUB-ADVISER, MONEY MARKET FUNDS
Fidelity Investments Money
Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President -
MONEY MARKET FUNDS
Dwight D. Churchill, Vice President -
INCOME FUND
Scott A. Orr, Vice President -
MONEY MARKET FUNDS
Christine J. Thompson, Vice President -
INCOME FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

MAS-SANN-0999  83617
1.536216.102

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
  and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com